UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – November 30, 2016

Item 1: Reports to Shareholders

Annual Report | November 30, 2016

Vanguard California Tax-Exempt Funds
Vanguard California Tax-Exempt Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Advisor’s Report.	8
California Tax-Exempt Money Market Fund.	13
California Intermediate-Term Tax-Exempt Fund.	32
California Long-Term Tax-Exempt Fund.	138
About Your Fund’s Expenses.	178
Glossary.	180

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2016, Vanguard California Intermediate-Term Tax-Exempt Fund returned –0.62% for Investor Shares and –0.52% for Admiral Shares, outpacing its benchmark’s return and the average return of its peer funds.

• Vanguard California Long-Term Tax-Exempt Fund returned –0.55% for Investor Shares and –0.45% for Admiral Shares. Its benchmark returned –0.55%, and the average return of its peer funds was –0.12%. Vanguard California Tax-Exempt Money Market Fund returned 0.25%, outperforming the average return of its peer group.

• Municipal bond returns were strong for much of the year before prices tumbled. Demand fell as faster economic growth and higher inflation appeared more likely.

• Overweight positions in securities at the lower end of the investment-grade spectrum and at the longer end of the yield curve helped the Long- and Intermediate-Term Funds.

• The Long-Term Fund’s underweighting in transportation revenue bonds detracted from performance.

Total Returns: Fiscal Year Ended November 30, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard California Tax-Exempt Money Market
Fund	0.40%	0.82%	0.25%	0.00%	0.25%
California Tax-Exempt Money Market Funds
Average					0.11
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	1.80%	3.67%	2.52%	-3.14%	-0.62%
Admiral™ Shares	1.92	3.91	2.62	-3.14	-0.52
Bloomberg Barclays Municipal California
Intermediate Bond Index					-1.16
California Intermediate Municipal Debt Funds
Average					-1.07

California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	2.35%	4.79%	3.25%	-3.80%	-0.55%
Admiral Shares	2.47	5.03	3.35	-3.80	-0.45
Bloomberg Barclays CA Municipal Bond Index					-0.55
California Municipal Debt Funds Average					-0.12
California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the California Tax-Exempt Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2016
Average
Annual Return
California Tax-Exempt Money Market Fund	0.66%
California Tax-Exempt Money Market Funds Average	0.51
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

California Intermediate-Term Tax-Exempt Fund Investor Shares	3.78%
Bloomberg Barclays Municipal California Intermediate Bond Index	4.35
California Intermediate Municipal Debt Funds Average	3.02
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

California Long-Term Tax-Exempt Fund Investor Shares	3.96%
Bloomberg Barclays CA Municipal Bond Index	4.28
California Municipal Debt Funds Average	3.73
California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Tax-Exempt Money Market Fund	0.16%	—	0.07%
California Intermediate-Term Tax-Exempt Fund	0.20	0.12%	0.75
California Long-Term Tax-Exempt Fund	0.20	0.12	0.94

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the funds’ expense ratios were: for the California Tax-Exempt Money Market Fund, 0.13%; for the California Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. The expense ratio for the California Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the California Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Funds; for the California Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; for the California Long-Term Tax-Exempt Fund, California Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of November 30, 2016, proved to be less dramatic. U.S. stocks and bonds posted returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	8.88%	14.45%
Russell 2000 Index (Small-caps)	12.08	6.45	13.98
Russell 3000 Index (Broad U.S. market)	8.31	8.68	14.41
FTSE All-World ex US Index (International)	0.26	-1.76	4.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.17%	2.79%	2.43%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.22	3.64	3.43
Citigroup Three-Month U.S. Treasury Bill Index	0.25	0.08	0.07

CPI
Consumer Price Index	1.69%	1.17%	1.30%

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016. We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see page 7.

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box on page 6 for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 12, 2016

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2016, Vanguard California Intermediate-Term Tax-Exempt Fund returned –0.62% for Investor Shares and –0.52% for Admiral Shares, outpacing its benchmark and the average return of its peer funds. Vanguard California Long-Term Tax-Exempt Fund returned –0.55% for Investor Shares and –0.45% for Admiral Shares. Those results were in line with the –0.55% return of its benchmark, the Bloomberg Barclays CA Municipal Bond Index, but lagged the average return of –0.12% for peer-group funds.

Vanguard California Tax-Exempt Money Market Fund returned 0.25%; the average return of peer funds was 0.11%.

With municipal bond prices falling toward the end of the period, the Intermediate-Term Fund’s 30-day SEC yield climbed from 1.57% to 1.80% for Investor Shares and from 1.67% to 1.92% for Admiral Shares over the fiscal year. The yield for the Long-Term Fund rose from 2.13% to 2.35% for Investor Shares and from 2.21% to 2.47% for Admiral Shares. The Money Market Fund’s 7-day SEC yield rose as well, from 0.01% to 0.40% over the fiscal year.

Please note that in the first quarter of 2017, Vanguard California Tax-Exempt Money Market Fund will change its name to Vanguard California Municipal Money Market Fund. The fund’s board decided to

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2015	2016
2 years	0.72%	1.16%
5 years	1.26	1.85
10 years	2.02	2.52
30 years	2.96	3.26
Source: Vanguard.

change the name to provide additional cash management flexibility. The investment objective and limitations of the fund will remain the same.

The investment environment

Overall municipal bond supply, which at times ran high, was matched for much of the fiscal year by solid demand from investors reaching for yield. That demand began to wane, however, and then dropped markedly after the U.S. presidential election as the markets began to anticipate faster growth and higher inflation. U.S. Treasury yields rose and prices fell, resulting in a negative price return that reduced total return to 1% for the 12 months. Municipal bonds as a whole experienced even sharper movements and ended the period with a slightly negative return.

The Federal Reserve held to a slow and steady course toward normalizing monetary policy. In December 2015, for the first time

Money market reform: What’s changed and what hasn’t

The final phase of money market reform took effect on October 14, 2016, the compliance date for the Securities and Exchange Commission’s new rules designed to enhance the stability and resilience of all money market funds.

Vanguard California Tax-Exempt Money Market Fund’s goal remains to provide the stability that shareholders have come to expect. The fund qualifies as a retail fund, which means it will seek to maintain a stable net asset value of $1 per share. (Institutional money market funds, which have floating share prices, are not offered by Vanguard.)

Under the new rules, we report the fund’s weekly liquid assets, daily market value to four decimal places, and daily net shareholder cash flow. (See your fund’s Portfolio &
Management tab on vanguard.com.)

Two other changes involve liquidity fees and redemption “gates,” tools to help keep funds stable during times of extreme market duress.

A fee of up to 2% may be imposed by the fund’s board on the sale of shares if the fund’s weekly liquid assets fall below specified thresholds of its total assets. (The SEC has strict definitions for “liquid” assets; generally this refers to assets that can be sold in the normal course of business with little impact on their price.) The fee would reduce the dollar amount you receive for your redemption.

A gate is a temporary suspension of redemptions. The board may impose either fees or gates or both. Please note that we manage our funds conservatively and seek to maintain liquidity above the levels at which fees or gates would be imposed. You can learn more in the prospectus, available at vanguard.com.

in a decade, the Fed increased the target range for the federal funds rate, bumping it up to 0.25%–0.5% from near zero. The Fed cited considerable improvement in the labor market and its confidence that inflation would rise to its 2% objective. Market expectations for further hikes, however, were dampened in early 2016 by steep declines in commodity prices and weak economic growth, especially in China, and then in June by the uncertainty sparked by the United Kingdom’s vote to leave the European Union.

With a recovery in the financial markets by the end of the summer, however, and improving economic data, investors began anticipating a rate hike at the Fed’s December 2016 meeting. That anticipation (which proved to be correct) was bolstered partly by third-quarter GDP. The U.S. economy posted weak results in the early part of your fund’s fiscal year but gathered a little more steam in the July–September period, growing 3.2%. Employment gains averaging about 180,000 per month in 2016 helped push the unemployment rate down to 4.6% in November while wages trended modestly higher. GDP growth, lower unemployment, and a rebound in commodity prices helped nudge inflation closer to the Fed’s 2% objective.

Market confidence in faster growth and inflation shot up after the presidential election, given the outlook for more spending on infrastructure, greater deregulation, and possible changes to the federal tax code. In response, demand slumped for fixed income securities, with municipal bonds among the most affected.

California’s economy grew faster than the U.S. economy as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for California rose by about 4%, while the increase at the national level was closer to 3%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

The state’s overall credit profile is stable. In mid-June, the California State Legislature approved a budget for fiscal year 2017, which began July 1. This marks the sixth consecutive year that the legislature has passed a budget on time, after many years of late passage.

California’s fiscal situation has continued to improve, driven in part by improving state and national conditions. The state’s general fund and credit rating have been bolstered by California voters’ approval in November of an extension of the 1 percentage point income tax surcharge on taxpayers with annual adjusted gross income of more than $250,000. The tax, which took effect in 2013 and had been set to expire, was extended through 2030.

In August, Fitch upgraded its rating of California general obligation bonds from A+ to AA–. With Fitch’s change, all of the nationally recognized statistical rating organizations now place California in the AA category.

California municipal bonds traced a path similar to the overall muni market’s, though supply was stronger than the national average and demand was supported by the state’s relatively high income tax rates and improving credit conditions. Positive returns throughout much of the year were more than offset by a sharp slide at the end. Yields finished the fiscal year up roughly 43 to 73 basis points from where they started. (A basis point is one-hundredth of a percentage point.)

Management of the funds

We maintained a modestly overweight allocation to the longer end of the yield curve in the funds. That added value as the municipal bond yield curve flattened over the period.

Our overweighting in A-rated and BBB-rated bonds, which are at the lower end of the investment-grade spectrum, was another positive as investors continued to reach for yield.

Security selection remained a strength for the funds. Our holdings of premium callable bonds performed well (versus noncallable bonds). Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and favorable total return potential across many interest rate scenarios.

Favoring sectors that tend to offer wider credit spreads, such as hospital and university revenue bonds, also played out well. The Long-Term Fund’s underweighting in transportation revenue bonds, which outperformed the benchmark, detracted from fund performance.

For the Money Market Fund, we maintained high levels of liquidity and a short weighted average maturity ahead of the final implementation of the money market reforms we’ve discussed previously. That positioning allowed us to take advantage of the increase in yields on money market-eligible securities and, along with our low expense ratio compared with peers, helped us outperform for the period.

The funds are permitted to invest in bonds whose income is subject to the alternative minimum tax (AMT). As of November 30, neither the Intermediate-Term Fund nor the Long-Term Fund owned bonds that would generate income distributions subject to the AMT, but the Money Market Fund did.

None of the funds had any exposure to bonds issued by Puerto Rico, whose debt relief negotiations are ongoing. (Because the commonwealth’s bonds are exempt from federal, state, and local income tax, they often appear in state and national muni bond funds.)

The outlook

After the close of the period, the Fed raised rates by 25 basis points and hinted there may be three hikes in 2017. That aligns with our expectations that the Fed will raise rates gradually in 2017 but leave the federal funds rate below 2% through at least 2018. The pace of future rate hikes is likely to depend on economic growth. Although U.S. growth and inflation may slightly exceed expectations for the first time in five years, we expect growth to be modest and inflation to be tame, especially compared with prior periods of economic recovery.

The dollar will likely remain strong as long as central banks such as the Bank of Japan and the European Central Bank maintain the accommodative monetary stances that have produced negative interest rates in those regions. In the United States, we believe that the Fed is likely to continue its dovish tightening over the next several years.

Of course, market conditions could change, especially given the results of the U.S. presidential election and the possibility that job growth and inflation could exceed expectations. But we are confident that our team of experienced managers, analysts, and traders can handle whatever the market brings and find opportunities that will produce competitive returns.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group

John M. Carbone, Principal, Portfolio Manager

James M. D’Arcy, CFA, Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager

Vanguard Fixed Income Group

December 14, 2016

California Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2016

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.40%
Average Weighted
Maturity	17 days

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratio was 0.13%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2006, Through November 30, 2016

Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Tax-Exempt Money Market
Fund	0.25%	0.06%	0.66%	$10,675
California Tax-Exempt Money Market
Funds Average	0.11	0.02	0.51	10,525

California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

California Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
		CA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2007	3.55%	3.06%
2008	2.21	1.81
2009	0.37	0.17
2010	0.11	0.01
2011	0.07	0.01
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.25	0.11
7-day SEC yield (11/30/2016): 0.40%
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
California Tax-Exempt Money
Market Fund	6/1/1987	0.16%	0.05%	0.70%

California Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
California (100.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.540%	12/7/16 LOC	21,700	21,700
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History Museum)
VRDO	0.550%	12/7/16 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village Apartments)
VRDO	0.480%	12/7/16 LOC	30,700	30,700
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute) VRDO	0.540%	12/7/16 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.600%	12/7/16 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.590%	12/7/16	3,700	3,700
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.590%	12/7/16	9,820	9,820
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.490%	12/7/16 LOC	5,000	5,000
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	15,460	15,733
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,865	10,039
1 California Educational Facilities Authority Revenue
(California Institute of Technology) TOB VRDO	0.580%	12/7/16	3,365	3,365
California Educational Facilities Authority Revenue
(California Institute of Technology) VRDO	0.560%	12/7/16	55,800	55,800
California Educational Facilities Authority Revenue
(Stanford Hospital) CP	0.560%	12/5/16	34,550	34,550
California Educational Facilities Authority Revenue
(Stanford University) CP	0.770%	12/5/16	30,000	30,000
California Educational Facilities Authority Revenue
(Stanford University) CP	0.770%	12/5/16	1,200	1,200
California Educational Facilities Authority Revenue
(Stanford University) CP	0.890%	1/5/17	40,000	40,000
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.580%	12/7/16	3,000	3,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.590%	12/7/16	8,000	8,000
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.590%	12/7/16	8,910	8,910
1 California Educational Facilities Authority Revenue
(Stanford University) VRDO	0.520%	12/7/16	14,600	14,600
1 California Educational Facilities Authority Revenue
(Stanford University) VRDO	0.520%	12/7/16	10,900	10,900
California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.530%	12/7/16 LOC	21,050	21,050
California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.530%	12/7/16 LOC	4,100	4,100
California GO CP	0.670%	12/5/16 LOC	8,000	8,000
California GO CP	0.930%	12/7/16 LOC	13,525	13,525
California GO CP	0.600%	12/16/16	8,200	8,200
1 California GO TOB VRDO	0.570%	12/7/16	4,200	4,200
1 California GO TOB VRDO	0.580%	12/7/16	2,370	2,370
1 California GO TOB VRDO	0.580%	12/7/16	6,815	6,815
California GO VRDO	0.480%	12/1/16 LOC	23,035	23,035
California GO VRDO	0.480%	12/1/16 LOC	17,425	17,425
California GO VRDO	0.510%	12/7/16 LOC	7,700	7,700
California GO VRDO	0.510%	12/7/16 LOC	13,800	13,800
California GO VRDO	0.520%	12/7/16 LOC	10,000	10,000
California GO VRDO	0.560%	12/7/16 LOC	10,000	10,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West) VRDO	0.490%	12/1/16 LOC	19,750	19,750
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.520%	12/7/16 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.560%	12/7/16 LOC	41,000	41,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.600%	12/7/16 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.550%	12/7/16 LOC	9,525	9,525
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.550%	12/7/16 LOC	2,400	2,400
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.550%	12/7/16 LOC	22,345	22,345
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford) TOB VRDO	0.570%	12/7/16	3,375	3,375
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford) TOB VRDO	0.580%	12/7/16	6,665	6,665
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford) TOB VRDO	0.670%	12/7/16	7,705	7,705
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford) TOB VRDO	0.670%	12/7/16	6,150	6,150
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.560%	12/7/16	42,300	42,300

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.570%	12/7/16	14,200	14,200
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.520%	12/7/16 LOC	8,000	8,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.550%	12/7/16 LOC	21,795	21,795
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.580%	12/7/16	16,400	16,400
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.580%	12/7/16	9,715	9,715
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.580%	12/7/16	9,375	9,375
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.580%	12/7/16	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.580%	12/7/16	10,000	10,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.590%	12/7/16 LOC	2,220	2,220
California Infrastructure & Economic Development
Bank Revenue (Academy of Sciences) VRDO	0.450%	12/1/16 LOC	8,425	8,425
California Infrastructure & Economic Development
Bank Revenue (Los Angeles County Museum of
Natural History Foundation) VRDO	0.450%	12/1/16 LOC	2,750	2,750
California Infrastructure & Economic Development
Bank Revenue (Los Angeles County Museum of
Natural History Foundation) VRDO	0.450%	12/1/16 LOC	3,100	3,100
California Infrastructure & Economic Development
Bank Revenue (SRI International) VRDO	0.600%	12/7/16 LOC	4,000	4,000
California Municipal Finance Authority Multifamily
Housing Revenue (Copper Square Apartments)
VRDO	0.570%	12/7/16 LOC	2,735	2,735
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.480%	12/1/16	14,855	14,855
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project) VRDO	0.480%	12/1/16	66,980	66,980
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.520%	12/1/16 LOC	3,200	3,200
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.550%	12/1/16 LOC	9,400	9,400
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.600%	12/1/16 LOC	30,150	30,150
California State University Institute CP	0.630%	1/5/17 LOC	4,440	4,440
1 California State University Revenue Systemwide
TOB VRDO	0.700%	12/7/16	20,475	20,475
1 California State University Systemwide Revenue
TOB VRDO	0.580%	12/7/16	7,160	7,160
1 California State University Systemwide Revenue
TOB VRDO	0.690%	12/7/16	5,685	5,685
California Statewide Communities Development
Authority Multifamily Housing Revenue (Canyon
Springs Apartments Project) VRDO	0.590%	12/7/16 LOC	11,205	11,205
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.520%	12/7/16 LOC	27,090	27,090

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.500%	12/7/16 LOC	11,900	11,900
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.570%	12/7/16 LOC	40,200	40,200
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.600%	1/18/17	16,250	16,250
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.520%	12/7/16	21,500	21,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.560%	12/7/16	16,310	16,310
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.560%	12/7/16	6,300	6,300
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.560%	12/7/16	10,200	10,200
California Statewide Communities Development
Authority Revenue (Scripps Health) VRDO	0.540%	12/7/16 LOC	8,200	8,200
1 California Statewide Communities Development
Authority Revenue (St. Joseph Health System)
TOB VRDO	0.610%	12/7/16	57,233	57,233
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.580%	12/7/16	8,740	8,740
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.580%	12/7/16	12,230	12,230
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.590%	12/7/16	6,270	6,270
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.590%	12/7/16	2,175	2,175
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.520%	12/7/16 LOC	2,400	2,400
1 Cerritos CA Community College District GO TOB
VRDO	0.600%	12/7/16	7,845	7,845
1 Chabot-Las Positas CA Community College District
GO TOB VRDO	0.580%	12/7/16	8,000	8,000
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.450%	12/7/16 LOC	27,940	27,940
Contra Costa CA Municipal Water District Revenue
(Extendible) CP	0.630%	8/6/17	11,000	11,000
Contra Costa CA Municipal Water District Revenue
(Extendible) CP	0.630%	8/13/17	3,000	3,000
1 Cupertino CA Union School District GO TOB
VRDO	0.590%	12/7/16	15,985	15,985
1 Desert CA Community College District GO TOB
VRDO	0.590%	12/7/16	6,000	6,000
1 Desert CA Community College District GO TOB
VRDO	0.600%	12/7/16	14,340	14,340
East Bay CA Municipal Utility District Water
System Revenue CP	0.910%	12/6/16	38,300	38,300
East Bay CA Municipal Utility District Water
System Revenue CP	0.580%	1/5/17	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.920%	1/6/17	10,000	10,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
East Bay CA Municipal Utility District Water
System Revenue CP	0.960%	2/1/17	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.620%	2/9/17	25,000	25,000
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.570%	12/7/16	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.580%	12/7/16	1,595	1,595
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.720%	3/13/17	26,575	26,575
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.570%	12/7/16	3,800	3,800
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.490%	12/1/16	29,575	29,575
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.510%	12/7/16	18,700	18,700
Elsinore Valley CA Municipal Water District COP
VRDO	0.520%	12/7/16 LOC	4,400	4,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park Apartments)
VRDO	0.600%	12/7/16 LOC	4,250	4,250
Fremont CA COP VRDO	0.510%	12/7/16 LOC	13,500	13,500
Fremont CA COP VRDO	0.510%	12/7/16 LOC	7,290	7,290
Fremont CA COP VRDO	0.520%	12/7/16 LOC	24,610	24,610
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.550%	12/1/16 LOC	7,500	7,500
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.550%	12/1/16 LOC	11,385	11,385
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.550%	12/1/16 LOC	16,368	16,368
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.550%	12/1/16 LOC	16,414	16,414
Irvine CA Public Facilities & Infrastructure Authority
Assessment Revenue VRDO	0.550%	12/1/16 LOC	12,978	12,978
Irvine CA Public Facilities & Infrastructure Authority
Assessment Revenue VRDO	0.550%	12/1/16 LOC	11,516	11,516
2 Irvine CA Ranch Water District Revenue PUT	0.630%	3/17/17	4,300	4,300
2 Irvine CA Ranch Water District Revenue PUT	0.630%	3/17/17	8,100	8,100
Irvine CA Ranch Water District Revenue VRDO	0.490%	12/1/16 LOC	23,850	23,850
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.550%	12/1/16 LOC	24,550	24,550
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.550%	12/1/16 LOC	18,715	18,715
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax Revenue
VRDO	0.490%	12/1/16 LOC	11,516	11,516
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax Revenue
VRDO	0.500%	12/1/16 LOC	475	475
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax Revenue
VRDO	0.490%	12/1/16 LOC	15,900	15,900
Kern County CA GO	3.000%	5/15/17	5,350	5,404
LA CAP CP	0.900%	12/7/16 LOC	5,000	5,000
LA CAP CP	0.870%	1/9/17 LOC	7,290	7,290

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Livermore CA Redevelopment Agency Multi-Family
Housing Revenue (Livermore Independent Senior
Apartments) VRDO	0.500%	12/7/16 LOC	13,040	13,040
Livermore CA Redevelopment Agency Multi-Family
Housing Revenue (Richards Manor) VRDO	0.600%	12/7/16 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.590%	12/7/16	4,000	4,000
1 Los Angeles CA Community College District
GO TOB VRDO	0.610%	12/7/16	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.480%	12/7/16 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.580%	12/7/16	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.580%	12/7/16	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.580%	12/7/16	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.580%	12/7/16	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.610%	12/7/16	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.610%	12/7/16	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.610%	12/7/16	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.610%	12/7/16	7,095	7,095
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.630%	12/7/16	18,885	18,885
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.630%	12/7/16	7,980	7,980
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.580%	12/7/16	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.580%	12/7/16	13,375	13,375
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.590%	12/7/16	1,150	1,150
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.590%	12/7/16	6,200	6,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.480%	12/1/16	1,200	1,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.490%	12/1/16	34,200	34,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.500%	12/1/16	22,840	22,840
Los Angeles CA Department of Water & Power
Revenue VRDO	0.510%	12/1/16	17,900	17,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.570%	12/1/16	13,400	13,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.510%	12/7/16	20,600	20,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.510%	12/7/16	13,200	13,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.520%	12/7/16	12,150	12,150

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power
Revenue VRDO	0.520%	12/7/16	10,000	10,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.530%	12/7/16	4,200	4,200
1 Los Angeles CA Department of Water and Power
Revenue TOB VRDO	0.580%	12/7/16	7,500	7,500
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.590%	12/7/16	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.630%	12/7/16	2,220	2,220
Los Angeles CA Metropolitan Transportation
Authority CP	0.870%	12/7/16 LOC	5,000	5,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.590%	12/7/16 LOC	6,050	6,050
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.610%	12/7/16 LOC	23,600	23,600
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,148
1 Los Angeles CA Unified School District
GO TOB VRDO	0.580%	12/7/16	6,665	6,665
1 Los Angeles CA Unified School District
GO TOB VRDO	0.580%	12/7/16	10,000	10,000
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.570%	12/7/16 LOC	20,650	20,650
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.580%	12/7/16	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.560%	12/1/16 LOC	525	525
Metropolitan Water District of Southern California
Revenue VRDO	0.480%	12/1/16	11,500	11,500
Metropolitan Water District of Southern California
Revenue VRDO	0.510%	12/7/16	34,645	34,645
Metropolitan Water District of Southern California
Revenue VRDO	0.510%	12/7/16	22,000	22,000
Metropolitan Water District of Southern California
Revenue VRDO	0.510%	12/7/16	27,150	27,150
Metropolitan Water District of Southern California
Revenue VRDO	0.520%	12/7/16	8,965	8,965
Modesto CA Multifamily Housing Revenue
(Westdale Commons Apartments) VRDO	0.560%	12/7/16 LOC	3,800	3,800
Modesto CA Water Revenue VRDO	0.560%	12/7/16 LOC	9,850	9,850
1 Mountain View-Whisman CA School District
GO TOB VRDO	0.590%	12/7/16	4,800	4,800
3 Napa Valley CA Unified School District GO	2.000%	8/1/17	9,135	9,212
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	16,200	16,200
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	40,000	40,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.670%	12/7/16 LOC	9,000	9,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.670%	12/7/16 LOC	12,000	12,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.690%	12/7/16 LOC	26,800	26,800
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.700%	12/7/16 LOC	24,000	24,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.700%	12/7/16 LOC	41,600	41,600
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.700%	12/7/16 LOC	40,900	40,900
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.640%	12/7/16 LOC	39,500	39,500
Oceanside CA Multifamily Housing Revenue
(Shadow Way Apartments Project) VRDO	0.560%	12/7/16 LOC	7,425	7,425
Orange County CA Apartment Development
Revenue VRDO	0.550%	12/7/16 LOC	9,550	9,550
Palomar Pomerado Health California GO	5.000%	8/1/17 (Prere.)	11,290	11,595
1 Peralta CA Community College District Revenue
TOB VRDO	0.580%	12/7/16	7,200	7,200
Rancho CA Water District Finance Authority
Revenue VRDO	0.500%	12/7/16 LOC	18,000	18,000
1 Regents of the University of California Revenue
TOB VRDO	0.580%	12/7/16	4,109	4,109
1 Regents of the University of California Revenue
TOB VRDO	0.580%	12/7/16	5,125	5,125
1 Regents of the University of California Revenue
TOB VRDO	0.640%	12/7/16 (Prere.)	24,293	24,293
Riverside CA COP VRDO	0.510%	12/7/16 LOC	22,800	22,800
1 Riverside CA Electric Revenue TOB VRDO	0.580%	12/7/16	6,500	6,500
Riverside CA Electric Revenue VRDO	0.520%	12/7/16 LOC	14,775	14,775
Riverside County CA GO	3.000%	6/30/17	33,500	33,930
Riverside County CA Teeter Revenue	3.000%	10/11/17	8,500	8,652
Sacramento CA Municipal Utility District
Revenue CP	0.880%	12/8/16 LOC	35,000	35,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.510%	12/7/16	86,100	86,100
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.600%	12/7/16 LOC	12,300	12,300
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.600%	12/7/16 LOC	9,700	9,700
1 San Bernardino CA Community College District
GO TOB VRDO	0.590%	12/7/16	4,620	4,620
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.580%	12/7/16	12,100	12,100
1 San Diego CA Community College District
GO TOB VRDO	0.570%	12/7/16	5,710	5,710
1 San Diego CA Community College District
GO TOB VRDO	0.600%	12/7/16	3,290	3,290
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments Project)
VRDO	0.500%	12/7/16 LOC	9,690	9,690
1 San Diego CA Public Facilities Financing Authority
Sewer Revenue TOB VRDO	0.600%	12/7/16	4,210	4,210
1 San Diego CA Public Facilities Financing Authority
Water Revenue TOB VRDO	0.580%	12/7/16	3,800	3,800
San Diego CA Unified School District GO	2.000%	6/30/17	36,310	36,582
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.570%	12/7/16	23,100	23,100
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.580%	12/7/16	4,445	4,445

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.520%	12/7/16	59,230	59,230
San Diego County CA Water Authority Revenue
(Extendible) CP	0.880%	7/1/17	15,000	15,000
San Diego County CA Water Authority Revenue
(Extendible) CP	0.620%	7/29/17	17,500	17,500
San Diego County CA Water Authority Revenue
(Extendible) CP	0.610%	8/6/17	12,500	12,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.590%	12/7/16	10,100	10,100
San Diego County CA Water Authority Revenue CP	0.880%	12/6/16	12,000	12,000
San Diego County CA Water Authority Revenue CP	0.850%	12/7/16	5,000	5,000
San Francisco CA Bay Area Rapid Transit District
GO	5.000%	8/1/17 (Prere.)	15,000	15,420
1 San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue TOB VRDO	0.580%	12/7/16	3,750	3,750
1 San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue TOB VRDO	0.590%	12/7/16	9,900	9,900
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.520%	12/7/16 LOC	10,185	10,185
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.520%	12/7/16 LOC	40,255	40,255
San Francisco CA City & County International
Airport Revenue VRDO	0.520%	12/7/16 LOC	17,900	17,900
San Francisco CA City & County International
Airport Revenue VRDO	0.530%	12/7/16 LOC	13,600	13,600
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.630%	1/18/17	10,061	10,061
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.590%	12/7/16	47,850	47,850
San Francisco CA City & County Redevelopment
Agency Multifamily Housing Revenue
(Third & Mission Streets) VRDO	0.460%	12/7/16 LOC	45,100	45,100
1 San Joaquin Delta CA Community College District
GO TOB VRDO	0.650%	12/7/16	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.520%	12/7/16 LOC	15,600	15,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.610%	12/7/16 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.590%	12/7/16	6,000	6,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.670%	12/7/16	7,310	7,310
1 San Luis Obispo County CA Financing Authority
Revenue (Nacimiento Water Project) TOB VRDO	0.580%	12/7/16 (13)	23,570	23,570
1 Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects) TOB VRDO	0.810%	12/7/16 (Prere.)	5,000	5,000
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.540%	12/7/16	15,200	15,200
1 Santa Monica CA Community College District
GO TOB VRDO	0.590%	12/7/16	1,200	1,200
3 Sonoma County CA Junior College District GO	3.000%	8/1/17	3,350	3,395

California Tax-Exempt Money Market Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue VRDO	0.530%	12/7/16 LOC	22,600	22,600
1	Sweetwater CA Unified School District
GO TOB VRDO	0.590%	12/7/16 (13)	6,845	6,845
Turlock CA Irrigation District Revenue CP	0.920%	12/9/16 LOC	2,499	2,499
University of California Regents Medical Center
Pooled Revenue	5.500%	5/15/17 (Prere.)	2,500	2,578
1	University of California Revenue TOB VRDO	0.580%	12/7/16	5,000	5,000
1	University of California Revenue TOB VRDO	0.590%	12/7/16	2,675	2,675
1	University of California Revenue TOB VRDO	0.590%	12/7/16	3,040	3,040
University of California Revenue VRDO	0.500%	12/7/16	90,150	90,150
University of California Revenue VRDO	0.510%	12/7/16	3,100	3,100
Total Tax-Exempt Municipal Bonds (Cost $3,525,940)	3,525,940

Amount
($000)
Other Assets and Liabilities (-0.6%)
Other Assets
Investment in Vanguard	263
Receivables for Accrued Income	3,897
Receivables for Capital Shares Issued	10,631
Other Assets	6,913
Total Other Assets	21,704
Liabilities
Payables for Investment Securities Purchased	(29,877)
Payables for Capital Shares Redeemed	(5,352)
Payables for Distributions	(66)
Payables to Vanguard	(7,008)
Other Liabilities	(274)
Total Liabilities	(42,577)
Net Assets (100%)
Applicable to 3,504,439,992 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,505,067
Net Asset Value Per Share	$1.00

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,505,075
Undistributed Net Investment Income	2
Accumulated Net Realized Losses	(10)
Net Assets	3,505,067

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $929,775,000, representing 26.5% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2016.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	12,505
Total Income	12,505
Expenses
The Vanguard Group—Note B
Investment Advisory Services	708
Management and Administrative	3,596
Marketing and Distribution	900
Custodian Fees	39
Auditing Fees	30
Shareholders’ Reports	38
Trustees’ Fees and Expenses	2
Total Expenses	5,313
Expense Reduction—Note B	(1,001)
Net Expenses	4,312
Net Investment Income	8,193
Realized Net Gain (Loss) on Investment Securities Sold	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,187

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,193	346
Realized Net Gain (Loss)	(6)	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,187	340
Distributions
Net Investment Income	(8,191)	(346)
Realized Capital Gain	—	—
Total Distributions	(8,191)	(346)
Capital Share Transactions (at $1.00 per share)
Issued	2,330,153	2,229,455
Issued in Lieu of Cash Distributions	7,719	331
Redeemed	(2,223,425)	(2,424,734)
Net Increase (Decrease) from Capital Share Transactions	114,447	(194,948)
Total Increase (Decrease)	114,443	(194,954)
Net Assets
Beginning of Period	3,390,624	3,585,578
End of Period[1]	3,505,067	3,390,624

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.0001	.0001	.0001	.0003
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.002	.0001	.0001	.0001	.0003
Distributions
Dividends from Net Investment Income	(.002)	(.0001)	(.0001)	(.0001)	(.0003)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.002)	(.0001)	(.0001)	(.0001)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.25%	0.01%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,505	$3,391	$3,586	$3,872	$3,813
Ratio of Total Expenses to Average Net Assets[2]	0.13%	0.06%	0.07%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.25%	0.01%	0.01%	0.01%	0.03%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16%, 0.16%, 0.16%, 0.16%, and 0.16%. See Note B
in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

California Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $263,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2016, Vanguard’s expenses were reduced by $1,001,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Act of 1940. For the year ended November 30, 2016, such purchases and sales were $868,086,000 and $692,840,000 respectively.

F. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCAIX	VCADX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.80%	1.92%

Financial Attributes
		Bloomberg
		Barclays	Bloomberg
		Muni	Barclays
		CA IT	Municipal
	Fund	Bond Index	Bond Index
Number of
Bonds	2,836	1,652	50,263
Yield to Maturity
(before
expenses)	2.4%	2.3%	2.8%
Average Coupon	4.4%	4.7%	4.8%
Average Duration	5.3 years	5.0 years	6.6 years
Average Stated
Maturity	9.1 years	7.5 years	12.8 years
Short-Term
Reserves	3.5%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays Muni	Barclays
	CA IT	Municipal
	Bond Index	Bond Index
R-Squared	0.96	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.5%
1 - 3 Years	12.0
3 - 5 Years	12.0
5 - 10 Years	27.1
10 - 20 Years	43.3
20 - 30 Years	0.1

Distribution by Credit Quality (% of portfolio)
AAA	7.9%
AA	71.6
A	13.6
BBB	4.6
BB	0.2
B	0.3
Not Rated	1.8

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2006, Through November 30, 2016
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Intermediate-Term
Tax-Exempt Fund Investor Shares	-0.62%	3.47%	3.78%	$14,490
Bloomberg Barclays Municipal
California Intermediate Bond Index	-1.16	3.07	4.35	15,308
California Intermediate Municipal Debt
Funds Average	-1.07	2.44	3.02	13,459
Bloomberg Barclays Municipal Bond
Index	-0.22	3.43	4.09	14,929

California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
California Intermediate-Term Tax-Exempt
Fund Admiral Shares	-0.52%	3.55%	3.86%	$73,034
Bloomberg Barclays Municipal California
Intermediate Bond Index	-1.16	3.07	4.35	76,538
Bloomberg Barclays Municipal Bond Index	-0.22	3.43	4.09	74,645

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
				Bloomberg
				Barclays Muni
				CA IT
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	3.99%	-1.53%	2.46%	3.84%
2008	3.79	-6.50	-2.71	1.84
2009	4.19	6.37	10.56	9.03
2010	3.79	0.64	4.43	6.89
2011	3.88	2.29	6.17	6.79
2012	3.52	6.62	10.14	9.08
2013	3.12	-5.03	-1.91	-1.15
2014	3.23	4.06	7.29	6.12
2015	2.85	0.08	2.93	2.85
2016	2.52	-3.14	-0.62	-1.16

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	4.89%	4.55%	3.53%	0.87%	4.40%
Admiral Shares	11/12/2001	4.99	4.63	3.61	0.87	4.48

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	776
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,314
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,013
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,125
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,387
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	938
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	632
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,128
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,415
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,103
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,076
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,062
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,770
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	998

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,120	20,700
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,111
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,107
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,958
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	309
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	402
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	428
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	459
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	579
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	771
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,300
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,112
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,572
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	550
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	575
Alameda CA Community Improvement Commission
Successor Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	750	849
Alameda CA Community Improvement Commission
Successor Agency Tax Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,125
Alameda CA Community Improvement Commission
Successor Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,871
Alameda CA Community Improvement Commission
Successor Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,821
Alameda CA Community Improvement Commission
Successor Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,316
Alameda CA Community Improvement Commission
Successor Agency Tax Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,618
Alameda CA Corridor Transportation Authority
Revenue	5.250%	10/1/17 (Prere.)	2,000	2,072

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	3,805	3,946
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	70	68
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (ETM)	230	224
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	989
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	13,240	12,605
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	261
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	13,780	12,791
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,595
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,060
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,508
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	1,855	2,102
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	1,145	1,237
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,490
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,160	1,325
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	1,260	1,443
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	17,011
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	4,811
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	11,000	12,018
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	15,700	17,072
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,345	14,286
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	7,911
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,477
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,216
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,248
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	573
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	927
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,162
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,000	1,169

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,561
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,453
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	4,225	4,661
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	2,605	2,869
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	4,500	4,955
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	7,500	8,248
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	1,955	2,144
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	333
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	333
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	848
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,103
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	556
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	550
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	2,045	2,074
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	1,940	1,967
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	1,750	1,775
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	1,660	1,683
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	3,405	3,453
1 Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	3,235	3,280
1 Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	2,910	2,951
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	2,765	2,804
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.250%	10/1/30	5,585	6,215
Anaheim CA Public Financing Authority Revenue
(Electric System)	4.000%	10/1/31	12,000	12,462
1 Bakersfield CA Wastewater Revenue	5.000%	9/15/17 (Prere.)	7,600	7,846
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,042
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,098

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,645
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	81
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	12,358
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,116
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,666
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,657
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	7,933
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	8,995
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	18,526
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,106
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	17,888
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	8,526
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.367%	8/1/17	27,550	27,603
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	14,275	14,293
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,523
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	24,980
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.250%	4/1/21	20,500	20,413
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	33,881
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	5/1/23	19,000	18,848
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	5/1/23	4,350	4,315
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.650%	4/1/24	6,100	6,107
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,188
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,844
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,159
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,430	1,639
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,278

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,694
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,392
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	837
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	3,877
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	464
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	500	584
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	500	580
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,752
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,031
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,129
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,206
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,249
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,800
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,255	1,424
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,432
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	9,650	9,714
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,113
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,694
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,329
California Department of Department of Veterans
Affairs Home Purchase Revenue	3.500%	12/1/45	5,000	5,184
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/17	9,600	9,770
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/17	25,000	25,443
California Department of Water Resources Power
Supply Revenue	4.000%	5/1/18	1,380	1,435
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18	1,810	1,907
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	1,000	1,055
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	28,585	30,152
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	11,060

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	11,415	12,041
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	4,190	4,420
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/19	1,215	1,317
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/19	19,590	21,231
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/20	23,890	26,462
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/20	43,250	47,905
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,450
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,473
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/21	6,500	7,348
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/21	15,000	16,958
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/21	1,900	2,093
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/22	31,560	36,429
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/22	4,110	4,523
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	4,905	5,187
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	8,280	8,756
California Department of Water Resources Water
System Revenue (Central Valley Project)	4.000%	12/1/19	6,020	6,462
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19	4,340	4,786
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	7,960	8,787
California Department of Water Resources Water
System Revenue (Central Valley Project)	4.000%	12/1/20	4,000	4,352
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/20	1,220	1,374
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/20 (ETM)	30	34
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	30	34
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	30	34
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	25	28
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	1,850	2,107
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	2,905	3,310

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	3,355	3,823
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	3,455	3,937
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21	4,600	5,274
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21 (ETM)	1,045	1,201
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21	2,410	2,763
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21 (Prere.)	3,320	3,815
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21 (Prere.)	3,500	4,022
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21 (Prere.)	2,720	3,126
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21 (Prere.)	3,910	4,493
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/22	4,895	5,695
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/22 (Prere.)	505	590
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/22 (ETM)	1,105	1,291
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/23	9,945	11,722
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/23 (ETM)	55	65
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24	9,470	11,261
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24 (ETM)	30	36
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24	95	100
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	1,945	2,303
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	285	301
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/27	4,050	4,788
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/27	840	924
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/27	970	1,101
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/28	30	34
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/28	1,120	1,270
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	7,750	8,953

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	30	34
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/29	1,155	1,309
2 California Department of Water Resources Water
System Revenue (Central Valley Project) PUT	0.850%	12/1/17	17,000	16,961
3 California Department of Water Resources Water
System Revenue (Central Valley Project) TOB
VRDO	0.590%	12/7/16	3,985	3,985
California Economic Recovery GO	5.000%	7/1/18 (ETM)	23,110	24,512
California Economic Recovery GO	5.000%	7/1/18 (ETM)	6,660	7,064
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	47,731
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	35,276
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	31,656
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	18,152
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/19	1,085	1,144
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/20	1,040	1,115
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/21	800	867
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/22	1,190	1,303
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/23	1,800	1,985
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/24	1,900	2,096
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/25	1,035	1,142
California Educational Facilities Authority Revenue
(Claremont McKenna College)	5.000%	1/1/26	1,000	1,189
California Educational Facilities Authority Revenue
(Claremont McKenna College)	5.000%	1/1/27	700	824
California Educational Facilities Authority Revenue
(Claremont McKenna College)	5.000%	1/1/30	1,750	2,010
California Educational Facilities Authority Revenue
(Claremont McKenna College)	5.000%	1/1/31	1,875	2,141
California Educational Facilities Authority Revenue
(Claremont McKenna College)	5.000%	1/1/32	2,000	2,275
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/33	3,590	3,653
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/34	3,350	3,396
California Educational Facilities Authority Revenue
(College of Arts)	5.000%	6/1/20	790	851
California Educational Facilities Authority Revenue
(College of Arts)	5.000%	6/1/23	1,195	1,299
California Educational Facilities Authority Revenue
(College of Arts)	5.000%	6/1/24	380	409
California Educational Facilities Authority Revenue
(College of Arts)	5.250%	6/1/30	1,125	1,201
California Educational Facilities Authority Revenue
(Occidental College)	4.000%	10/1/18	270	284
California Educational Facilities Authority Revenue
(Occidental College)	4.000%	10/1/19	200	214

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/20	290	325
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/21	145	165
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/22	125	145
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/23	130	152
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/24	340	402
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/26	260	304
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/27	250	291
California Educational Facilities Authority Revenue
(Santa Clara University)	5.000%	4/1/31	1,000	1,127
California Educational Facilities Authority Revenue
(Santa Clara University)	5.000%	4/1/32	1,000	1,123
California Educational Facilities Authority Revenue
(Santa Clara University)	5.000%	4/1/33	1,545	1,728
California Educational Facilities Authority Revenue
(Santa Clara University)	5.000%	4/1/34	2,625	2,930
California Educational Facilities Authority Revenue
(Santa Clara University)	5.000%	4/1/35	3,100	3,453
California Educational Facilities Authority Revenue
(University of Southern California)	5.000%	10/1/25	5,000	5,972
3 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.580%	12/7/16	614	614
3 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.610%	12/7/16	11,242	11,242
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/20	1,770	1,968
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/21	2,100	2,356
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/22	2,130	2,418
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/23	1,870	2,140
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/24	2,500	2,875
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/25	2,315	2,674
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/31	1,005	1,120
California GO	4.500%	12/1/16 (Prere.)	1,110	1,110
California GO	5.000%	12/1/16	1,200	1,200
California GO	5.000%	2/1/17 (Prere.)	10	10
California GO	5.000%	2/1/17 (Prere.)	60	60
California GO	5.000%	2/1/17 (Prere.)	100	101
California GO	5.000%	4/1/17	11,000	11,154
California GO	6.000%	4/1/17 (2)	680	692
2 California GO	1.300%	5/1/17	1,000	1,000
California GO	4.000%	9/1/17	1,375	1,407
California GO	5.250%	2/1/18 (14)	8,000	8,382
California GO	6.000%	2/1/18 (2)	6,240	6,594

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	3/1/18	1,850	1,939
California GO	5.500%	4/1/18	29,250	30,930
2 California GO	1.450%	5/1/18	9,230	9,266
California GO	5.000%	8/1/18	675	680
California GO	5.000%	8/1/18	12,000	12,749
California GO	5.000%	8/1/18	1,065	1,131
California GO	5.000%	9/1/18	5,200	5,540
California GO	5.000%	10/1/18	20,000	21,364
California GO	5.000%	10/1/18	14,095	15,057
California GO	5.000%	2/1/19	4,715	5,075
California GO	5.500%	4/1/19	11,245	12,287
California GO	5.000%	8/1/19	12,695	13,855
California GO	5.000%	8/1/19	35,445	38,685
California GO	4.000%	9/1/19	2,100	2,241
California GO	5.000%	9/1/19	5,000	5,469
California GO	5.000%	9/1/19	9,000	9,844
California GO	5.000%	10/1/19	21,000	23,020
California GO	2.000%	11/1/19	6,695	6,784
California GO	5.000%	2/1/20	2,950	3,248
California GO	5.250%	2/1/20	7,500	8,315
California GO	5.000%	3/1/20	19,535	21,549
California GO	5.000%	8/1/20	3,045	3,065
California GO	5.000%	9/1/20	3,690	4,117
California GO	5.000%	9/1/20	6,000	6,695
California GO	5.000%	9/1/20	17,445	19,466
California GO	5.000%	10/1/20	5,555	6,211
California GO	5.250%	10/1/20	4,500	4,953
California GO	5.000%	11/1/20	47,795	53,544
California GO	5.000%	2/1/21	2,000	2,241
California GO	5.000%	3/1/21	2,250	2,471
California GO	5.000%	4/1/21	2,240	2,518
California GO	5.500%	4/1/21	2,000	2,179
California GO	5.000%	9/1/21	13,700	15,525
California GO	5.000%	9/1/21	1,310	1,485
California GO	5.000%	9/1/21	9,800	11,106
California GO	5.000%	10/1/21	2,575	2,923
California GO	5.000%	11/1/21	2,820	3,206
California GO	5.000%	2/1/22	8,125	9,257
California GO	5.000%	2/1/22	1,185	1,350
California GO	5.000%	4/1/22	4,550	5,200
California GO	5.000%	9/1/22	12,710	14,630
California GO	5.000%	9/1/22	10,000	11,511
California GO	5.250%	9/1/22	17,400	20,262
California GO	5.000%	10/1/22	15,000	17,290
California GO	5.000%	11/1/22	31,890	36,810
California GO	5.000%	2/1/23	15,000	17,327
California GO	5.000%	2/1/23	15,880	17,968
California GO	5.000%	9/1/23	7,000	8,099
California GO	5.000%	9/1/23	10,000	11,648
California GO	5.250%	9/1/23	2,455	2,826
California GO	5.000%	10/1/23	12,450	14,518
California GO	5.000%	10/1/23	3,135	3,656
California GO	5.000%	11/1/23	20,000	23,347
California GO	5.000%	12/1/23	7,500	7,783
California GO	5.000%	2/1/24	11,000	12,604

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	3/1/24	3,000	3,286
California GO	5.000%	8/1/24	1,040	1,047
California GO	5.000%	8/1/24	1,000	1,172
California GO	5.000%	9/1/24	10,000	11,552
California GO	5.000%	9/1/24	1,000	1,173
California GO	5.000%	10/1/24	11,420	11,977
California GO	5.000%	10/1/24	8,725	10,246
California GO	5.000%	11/1/24	5,000	5,559
California GO	5.000%	12/1/24	2,000	2,075
California GO	5.000%	12/1/24	15,500	17,942
California GO	5.000%	2/1/25	12,940	14,701
California GO	5.500%	2/1/25	21,045	25,528
California GO	5.125%	3/1/25	2,100	2,199
California GO	5.000%	8/1/25	1,840	1,852
California GO	5.000%	9/1/25	1,500	1,595
California GO	5.000%	9/1/25	2,185	2,514
California GO	5.000%	9/1/25	4,000	4,725
California GO	5.000%	9/1/25	2,110	2,422
California GO	5.000%	10/1/25	8,490	8,902
California GO	5.000%	10/1/25	13,865	15,797
California GO	5.000%	11/1/25	1,500	1,666
California GO	5.000%	11/1/25	14,125	16,447
California GO	5.000%	12/1/25	21,015	21,803
California GO	5.000%	3/1/26	5,000	5,463
California GO	5.000%	4/1/26	27,480	28,806
California GO	5.000%	9/1/26	2,500	2,657
California GO	5.000%	9/1/26	5,400	6,419
California GO	5.000%	11/1/26	7,500	8,315
California GO	5.000%	4/1/27	24,285	25,450
California GO	5.750%	4/1/27	31,455	34,369
California GO	4.500%	8/1/27	4,815	4,840
California GO	5.000%	9/1/27	5,500	5,843
California GO	5.000%	10/1/27	13,875	15,743
California GO	5.250%	10/1/27	5,000	5,726
California GO	5.750%	4/1/28	30,000	32,765
California GO	4.500%	8/1/28 (12)	3,375	3,392
California GO	5.000%	8/1/28	6,415	7,403
California GO	4.000%	9/1/28	7,000	7,480
California GO	5.000%	9/1/28	15,000	17,580
California GO	5.000%	9/1/28	17,500	18,586
California GO	5.250%	9/1/28	6,000	6,850
California GO	5.250%	2/1/29	2,790	3,190
California GO	5.000%	9/1/29	6,000	6,978
California GO	5.000%	9/1/29	6,000	6,771
California GO	5.000%	9/1/29	16,000	16,987
California GO	5.000%	10/1/29	10,245	10,731
California GO	4.500%	12/1/29	2,525	2,791
California GO	5.250%	3/1/30	20,000	22,018
California GO	5.000%	5/1/30	13,870	15,703
California GO	4.500%	8/1/30	2,040	2,050
California GO	5.000%	9/1/30	10,000	11,262
California GO	5.000%	9/1/30	10,180	10,744
California GO	5.000%	9/1/30	9,100	10,379
California GO	5.250%	9/1/30	5,000	5,739
California GO	5.000%	10/1/30	5,800	6,604

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	12/1/30	3,760	4,252
California GO	5.750%	4/1/31	37,030	40,532
California GO	5.000%	5/1/31	13,000	14,662
California GO	5.000%	8/1/31	10,000	11,285
California GO	5.250%	8/1/31	5,755	6,684
California GO	5.000%	9/1/31	3,020	3,469
California GO	5.000%	9/1/31	7,000	7,870
California GO	5.000%	10/1/31	5,500	6,238
California GO	5.000%	12/1/31	6,000	6,761
California GO	5.000%	12/1/31	6,500	7,364
California GO	5.000%	2/1/32	2,540	2,828
California GO	5.000%	8/1/32	5,000	5,656
California GO	5.250%	8/1/32	2,000	2,315
California GO	5.000%	9/1/32	15,000	17,151
California GO	5.000%	10/1/32	23,500	26,567
California GO	4.500%	12/1/32 (14)	205	206
California GO	5.000%	2/1/33	1,750	1,943
California GO	5.000%	2/1/33	1,760	1,948
California GO	5.000%	3/1/33	3,395	3,811
California GO	6.000%	3/1/33	12,000	13,569
California GO	5.125%	4/1/33	6,550	6,823
California GO	6.500%	4/1/33	22,715	25,149
California GO	5.000%	8/1/33	1,500	1,687
California GO	5.000%	9/1/33	25,075	28,559
California GO	5.000%	9/1/33	3,830	4,275
California GO	5.000%	12/1/33	3,120	3,509
California GO	5.000%	9/1/34	10,620	12,020
California GO	5.000%	10/1/34	9,200	10,319
California GO	5.000%	8/1/35	10,000	11,192
California GO	5.000%	9/1/35	10,000	11,283
California GO	5.000%	9/1/35	9,805	11,063
California GO	5.000%	9/1/36	10,675	11,997
2 California GO PUT	1.204%	12/3/18	1,000	1,001
California GO PUT	3.000%	12/1/19	52,000	53,746
California GO PUT	4.000%	12/1/21	21,905	23,671
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,299
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,750	1,900
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,300	3,588
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,000	3,259
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,492
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,000	2,157
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,263
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	3,605	3,843
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,126
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,377

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,470
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,205	23,525
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	2,920
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,150	3,027
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	232
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,088
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,240
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,281
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,076
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,612
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	21,804
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,424
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,260	4,713
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,091
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,338
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,262
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,905	8,024
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,233
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,600	1,786
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	15,000	14,805
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,866
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,506
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,181
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,095
2 California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)
PUT	2.350%	7/1/17	5,255	5,281
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,596
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,167

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	324
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	502
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	992
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	864
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	351
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	895
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	876
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	809
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,587
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,709
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,919
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,528
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,705
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,829
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,268
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,819
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,375
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,117
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,435
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,526
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,859
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,585
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,593
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,356
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.670%	12/7/16 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	4.000%	8/15/19	500	534

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/21	470	532
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/21	800	910
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/22	350	405
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/22	500	579
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/23	300	351
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/30	1,655	1,884
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/31	1,300	1,473
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/32	1,500	1,690
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/33	1,610	1,806
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	4.000%	8/15/34	1,500	1,491
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford) PUT	1.450%	3/15/17 (Prere.)	80	80
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	979
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	485
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	878
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,412
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,603
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,098
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	1,947
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,111
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,141
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,471
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,788

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,669
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,652
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/17	380	389
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	354
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	332
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	521
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	199
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	426
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	577
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	859
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	989
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	954
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	955
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,310
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,369
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,044
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,130
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,109
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,540
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,641
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,595
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,300

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,259
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,000	2,230
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,208
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,000	7,823
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,420	6,216
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	18,000	16,493
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/20	500	552
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/26	6,000	6,812
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	2,865	3,140
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,598
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,201
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	833
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	939
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,297
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,092
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,543
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,840
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	6,863
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	1,250	1,292
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,897
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,188
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,458
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,090
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,205

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,188
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,460
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,449
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	569
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,250
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	231
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	350
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,000	1,170
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	400	466
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	600	703
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	400	467
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,310
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,000	1,175
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	464
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	600	698
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	400	459
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,430
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	567
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	850	965
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,150	1,291
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,505	6,186
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,647
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,110	1,239
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,400	1,554
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	3,955
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,398
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	2,500	2,742

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,000	3,281
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,876
California Infrastructure & Economic Development
Bank Revenue	5.000%	7/1/20	200	222
California Infrastructure & Economic Development
Bank Revenue	5.000%	7/1/21	300	337
California Infrastructure & Economic Development
Bank Revenue	5.000%	7/1/22	200	228
California Infrastructure & Economic Development
Bank Revenue	4.000%	10/1/22	1,000	1,110
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/22	1,400	1,630
California Infrastructure & Economic Development
Bank Revenue	5.000%	7/1/23	200	230
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/23	1,300	1,534
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/23	1,800	2,125
California Infrastructure & Economic Development
Bank Revenue	5.000%	7/1/24	600	695
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/24	1,300	1,549
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/24	1,175	1,401
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/25	1,500	1,803
California Infrastructure & Economic Development
Bank Revenue	5.000%	7/1/26	760	882
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/26	1,500	1,819
California Infrastructure & Economic Development
Bank Revenue	5.000%	7/1/27	1,775	2,045
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/27	7,765	9,288
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/28	4,600	5,459
California Infrastructure & Economic Development
Bank Revenue	4.000%	7/1/29	910	949
California Infrastructure & Economic Development
Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group)	5.000%	11/1/20	1,000	1,116
California Infrastructure & Economic Development
Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group)	5.000%	11/1/21	800	906
California Infrastructure & Economic Development
Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group)	5.000%	11/1/29	1,500	1,708
3 California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit) TOB VRDO	0.660%	12/1/16 (Prere.)	35,330	35,330
California Infrastructure & Economic Development
Bank Revenue (Independent System Operator
Corp. Project)	5.000%	2/1/34	10,000	11,000

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 California Infrastructure & Economic Development
Bank Revenue (Index-Museum Art Project) PUT	2.164%	8/1/18	6,000	6,049
2 California Infrastructure & Economic Development
Bank Revenue (J. Paul Getty Trust) PUT	0.830%	4/1/18	1,500	1,498
2 California Infrastructure & Economic Development
Bank Revenue (J. Paul Getty Trust) PUT	0.830%	4/2/18	22,470	22,443
California Infrastructure & Economic Development
Bank Revenue (Pacific Gas & Electric Co.) VRDO	0.580%	12/1/16 LOC	13,130	13,130
California Infrastructure & Economic Development
Bank Revenue (Pacific Gas & Electric Co.) VRDO	0.580%	12/1/16 LOC	19,715	19,715
California Infrastructure & Economic Development
Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/26	825	958
California Infrastructure & Economic Development
Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/27	500	576
California Infrastructure & Economic Development
Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/28	555	635
California Infrastructure & Economic Development
Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/29	1,000	1,137
California Infrastructure & Economic Development
Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/31	1,760	1,791
California Infrastructure & Economic Development
Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/34	715	718
California Infrastructure & Economic Development
Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/35	750	751
California Infrastructure & Economic Development
Bank Revenue (Sanford Consortium for
Regenerative Medicine)	5.000%	5/15/28	1,030	1,200
California Infrastructure & Economic Development
Bank Revenue (Sanford Consortium for
Regenerative Medicine)	5.000%	5/15/29	740	856
California Infrastructure & Economic Development
Bank Revenue (Sanford Consortium for
Regenerative Medicine)	5.000%	5/15/30	1,080	1,238
California Infrastructure & Economic Development
Bank Revenue (Sanford Consortium for
Regenerative Medicine)	5.000%	5/15/31	1,225	1,398
California Infrastructure & Economic Development
Bank Revenue (Sanford Consortium for
Regenerative Medicine)	5.000%	5/15/32	1,140	1,294
California Infrastructure & Economic Development
Bank Revenue (Sanford Consortium for
Regenerative Medicine)	5.000%	5/15/33	1,110	1,255
California Infrastructure & Economic Development
Bank Revenue (Sanford Consortium for
Regenerative Medicine)	5.000%	5/15/34	2,850	3,206
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/18	500	525
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/19	1,560	1,680
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/20	1,070	1,175
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/21	1,000	1,115
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/22	1,500	1,699

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/23	1,150	1,313
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/24	1,300	1,487
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/25	1,365	1,569
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,430	1,648
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,190	1,371
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/27	1,500	1,724
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/30	1,500	1,682
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/31	1,000	1,116
California Municipal Finance Authority (Community
Hospitals of Central California Obligated Group)
COP	5.375%	2/1/29	16,610	17,686
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	634
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	460
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,109
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project) VRDO	0.480%	12/1/16	17,400	17,400
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,500	1,762
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,271
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.050%	4/2/18	6,000	5,978
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,094
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,334
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,493
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,539
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,895
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,414
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,099
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,414
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,460

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,302
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,181
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,104
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,120
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,129
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	569
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	743
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	793
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	676
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	841
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,110
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	3,806
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	3,979
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,150
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,346
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,296
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/23	1,000	1,080
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,417
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,526

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,602
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	1,951
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.520%	12/1/16 LOC	22,100	22,100
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	12,256
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	13,208
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,876
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,616
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	14,434
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	6,290
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,280
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,715
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,553
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,756
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,171
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,721
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	5,270	6,109
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,724
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	4,950
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,243
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	2,925	3,421
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,646
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,936
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,624
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	5,750
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,606
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,439

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	26,353
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	5,000	5,529
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,608
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,133
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	452
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,695
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,762
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,705
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,882
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,233
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,600
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,813
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,615
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,560
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,831
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,548
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,265
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,889
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,272
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,157
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,542
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	10,944
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,578
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,449
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,786
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,730
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,205

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,031
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,359
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,257
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,670	3,043
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,493
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,493
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,723
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,375
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,043
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,720
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,139
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,298
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,075
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,250	4,860
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,140	1,294
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	15,560
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,408
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,515
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,850
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,200
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	15,174
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,812
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,461
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	8,250	8,702
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	11,225	11,840
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	12,125	12,790
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	4,840	5,105
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	7,410	7,816
California State University Systemwide Revenue	5.000%	11/1/18	2,200	2,356
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,515	3,838
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,525
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,872

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,736
California State University Systemwide Revenue	5.000%	11/1/23	3,960	4,504
California State University Systemwide Revenue	5.000%	11/1/23	5,605	6,549
California State University Systemwide Revenue	5.000%	11/1/23	3,705	4,329
California State University Systemwide Revenue	5.000%	11/1/24	2,915	3,290
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,303
California State University Systemwide Revenue	5.000%	11/1/24	440	462
California State University Systemwide Revenue	5.000%	11/1/25	1,000	1,182
California State University Systemwide Revenue	5.000%	11/1/25	595	624
California State University Systemwide Revenue	5.000%	11/1/26	405	425
California State University Systemwide Revenue	5.000%	11/1/26	2,000	2,365
California State University Systemwide Revenue	5.000%	11/1/27	160	168
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,459
California State University Systemwide Revenue	5.000%	11/1/27	2,000	2,336
California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,727
California State University Systemwide Revenue	5.000%	11/1/28	2,610	3,032
California State University Systemwide Revenue	4.000%	11/1/29	3,900	4,056
California State University Systemwide Revenue	5.000%	11/1/29	16,585	19,240
California State University Systemwide Revenue	5.000%	11/1/30 (4)	250	262
California State University Systemwide Revenue	5.000%	11/1/30	2,000	2,308
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,354
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,053
California State University Systemwide Revenue	5.000%	11/1/31	10,080	11,528
California State University Systemwide Revenue	5.000%	11/1/31	14,000	16,084
California State University Systemwide Revenue	5.000%	11/1/32	5,000	5,709
California State University Systemwide Revenue	5.000%	11/1/32	12,895	14,662
California State University Systemwide Revenue	5.000%	11/1/33	10,000	11,375
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,533
California State University Systemwide Revenue	4.000%	11/1/34	9,875	10,069
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,573
California State University Systemwide Revenue	4.000%	11/1/35	8,875	8,965
California State University Systemwide Revenue	5.000%	11/1/35	5,975	6,647
California State University Systemwide Revenue	5.000%	11/1/35	13,205	14,851
California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,379
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	25,325
California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	21,173
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	5.500%	7/1/31	6,320	6,448
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,503
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	550	568
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,060
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,725
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,855
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	352

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	460
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	527
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	801
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,708
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,727
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,000	1,161
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	894
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,763
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	5,613
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,455
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,450
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	294
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	274
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	235
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	227
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	229
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	463
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	581
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	1,906

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,027
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,775
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	763
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	257
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	400
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	112
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	375
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	433
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	322
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	350
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	411
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	373
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	857
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,490
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	792
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,010	1,131
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,516
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,116

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,878
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System - St. Francis Medical Center)	5.500%	7/1/22	3,600	3,451
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System - St. Francis Medical Center)	5.750%	7/1/25	1,405	1,329
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System)	5.750%	7/1/24	10,040	9,546
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,799
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,020	4,478
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,393
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,242
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,091
California Statewide Communities Development
Authority Revenue (Episcopal Communities
& Services)	5.000%	5/15/18	610	641
California Statewide Communities Development
Authority Revenue (Episcopal Communities
& Services)	5.000%	5/15/27	500	548
California Statewide Communities Development
Authority Revenue (Episcopal Communities
& Services)	5.000%	5/15/32	680	729
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,603
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	1,035	1,053
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	529
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	541
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	359
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	307
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	284
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	742

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	862
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	908
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,126
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,234
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,324
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,296
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	4,970
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,341
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,087
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,688
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,145
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,450
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.560%	12/7/16	51,800	51,800
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/26	1,735	1,868
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	4,000	4,249
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/31	2,695	2,794
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	6,000	6,005
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	3.000%	8/15/17	1,250	1,268
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/20	1,400	1,556

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/21	1,000	1,128
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/22	750	859
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/23	500	581
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/24	760	883
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/25	1,000	1,169
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/26	1,000	1,173
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/27	1,000	1,175
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/28	750	883
California Statewide Communities Development
Authority Revenue (St. Joseph Health System)	4.500%	7/1/18 (4)(ETM)	3,970	4,100
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	580
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	560
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,217
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,428
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,064
California Statewide Communities Development
Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,170	1,171
California Statewide Communities Development
Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21	2,600	2,602
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,223
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	4.000%	5/15/17	4,675	4,723
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/17 (ETM)	1,800	1,834
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/18	765	797

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/18	1,000	1,042
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.500%	5/15/18 (Prere.)	5,000	5,317
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	531
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	539
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/21	825	897
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,766
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,385
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/24	1,000	1,112
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,114
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	1,710	1,908
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	1,000	1,112
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/28	2,500	2,755
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,188
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.125%	5/15/31	7,000	7,659
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/33	2,625	2,798
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/34	1,750	1,856
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/35	2,000	2,114
Capistrano CA Unified School District Special Tax
Revenue	5.000%	9/1/17	1,500	1,539
Capistrano CA Unified School District Special Tax
Revenue	5.000%	9/1/18 (15)	2,000	2,125

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Capistrano CA Unified School District Special Tax
Revenue	5.000%	9/1/19 (15)	2,080	2,266
Capistrano CA Unified School District Special Tax
Revenue	5.000%	9/1/21 (15)	5,225	5,609
Capistrano CA Unified School District Special Tax
Revenue	4.000%	9/1/22 (15)	6,020	6,311
Capistrano CA Unified School District Special Tax
Revenue	4.000%	9/1/24 (15)	6,860	7,036
Carson CA Redevelopment Agency Tax Allocation
Revenue (Carson Merged & Amended
Project Area)	5.000%	10/1/22	1,130	1,288
Carson CA Redevelopment Agency Tax Allocation
Revenue (Carson Merged & Amended
Project Area)	5.000%	10/1/23	1,170	1,349
Carson CA Redevelopment Agency Tax Allocation
Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/19 (4)	800	871
Carson CA Redevelopment Agency Tax Allocation
Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/20 (4)	785	871
Carson CA Redevelopment Agency Tax Allocation
Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21 (4)	850	957
Carson CA Redevelopment Agency Tax Allocation
Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22 (4)	600	686
Castro Valley CA Unified School District GO	4.000%	8/1/17	500	510
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	419
Centinela Valley CA Union High School District GO	4.000%	8/1/30 (4)	2,025	2,112
Centinela Valley CA Union High School District GO	4.000%	8/1/31 (4)	1,350	1,397
Centinela Valley CA Union High School District GO	4.000%	8/1/32 (4)	3,355	3,433
Centinela Valley CA Union High School District GO	4.000%	8/1/33 (4)	1,410	1,436
Centinela Valley CA Union High School District GO	4.000%	8/1/34 (4)	5,465	5,544
3 Central Basin Municipal Water District California
COP TOB VRDO	0.700%	12/7/16 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,319
Central Valley CA Financing Authority Cogeneration
Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/17	1,000	1,023
Central Valley CA Financing Authority Cogeneration
Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/19	765	828
Central Valley CA Financing Authority Cogeneration
Project Revenue (Carson Ice-Gen Project)	5.250%	7/1/20	1,025	1,142
Cerritos CA Community College District GO	0.000%	8/1/20	500	463
Cerritos CA Community College District GO	0.000%	8/1/22	500	432
Cerritos CA Community College District GO	0.000%	8/1/23	500	414
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,603
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,303
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/17	930	936
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/18	850	874
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,012
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	360	383
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,559
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	500	557

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,585
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,819
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,319
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,281
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,313
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,628
Chaffey CA Union High School District GO	0.000%	8/1/20	400	369
Chaffey CA Union High School District GO	0.000%	8/1/21	500	446
Chaffey CA Union High School District GO	0.000%	8/1/22	500	427
Chaffey CA Union High School District GO	0.000%	8/1/23	600	490
Chaffey CA Union High School District GO	0.000%	8/1/24	500	388
Chaffey CA Union High School District GO	0.000%	8/1/25	655	491
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,016
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,290
Chino CA Public Financing Authority Special Tax
Revenue	5.000%	9/1/24 (4)	675	782
Chino CA Public Financing Authority Special Tax
Revenue	5.000%	9/1/25 (4)	1,000	1,162
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	695
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,356
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,306
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,245	6,247
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	4.000%	9/1/17	700	714
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,234
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,458
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,309
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,795
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,936
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,634
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,008
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,213
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,107
Citrus CA Community College District GO	0.000%	8/1/33	1,000	797
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,487
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,550
Coast CA Community College District GO	0.000%	8/1/33	8,000	3,936

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,401
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	882
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,139
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,042
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,128
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,360
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,385
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,783
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,358
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,069
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,383
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,519
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,464
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	1,999
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,438
Contra Costa CA Community College District GO	5.000%	8/1/24	4,140	4,715
Contra Costa CA Community College District GO	5.000%	8/1/32	3,000	3,368
Contra Costa CA Community College District GO	5.000%	8/1/33	4,000	4,475
Contra Costa CA Municipal Water District Revenue	3.000%	10/1/19	10,000	10,393
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,197
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,787
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,003
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,036
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	883
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	785
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	680
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	10,105	10,296
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,682
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,298
Corona-Norco CA School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/21	500	560
Corona-Norco CA School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	575
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,684
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,792
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,468
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	832
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,008
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,102
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,016
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	835

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,572
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,037
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,029
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,043
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,298
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,510
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,851
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,116
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,766
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,745
Cupertino CA Union School District GO	5.000%	8/1/32	480	562
Cupertino CA Union School District GO	5.000%	8/1/33	545	635
Cupertino CA Union School District GO	5.000%	8/1/34	245	284
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,443
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,722
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,865
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	1,955
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,072
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,760
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,598
Desert CA Community College District GO	5.000%	8/1/20	1,760	1,961
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	9,594
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,265	7,497
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	6,458
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,222
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	17,729
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,568
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,591
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	4,901
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,103
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,050	3,451
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,810
East Side CA Union High School District
Santa Clara County GO	5.000%	8/1/29	6,000	6,810

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eastern California Municipal Water District Water
& Sewer	4.000%	7/1/18	2,000	2,088
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/19	2,030	2,207
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/20	2,500	2,780
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/21	1,500	1,699
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/22	1,000	1,150
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/23	1,500	1,743
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/24	1,000	1,173
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/25	1,000	1,178
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/26	1,000	1,187
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/27	665	781
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/27	2,445	2,876
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/28	1,725	2,011
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/28	1,875	2,196
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/29	2,625	3,032
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/29	3,620	4,209
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/30	2,500	2,867
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/31	5,000	5,698
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/31	3,000	3,451
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/32	5,000	5,676
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/32	2,500	2,858
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/33	5,000	5,650
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/33	3,750	4,264
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/34	4,720	5,346
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/35	4,970	5,616
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/36	2,310	2,604
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/18 (Prere.)	1,000	1,061
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/18 (Prere.)	6,220	6,597

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Eastern California Municipal Water District Water
	& Sewer COP	5.000%	7/1/18 (Prere.)	5,245	5,563
[2,3]	Eaton Vance California Municipal Bond Fund II	1.400%	7/1/19	8,300	8,301
	El Camino CA Community College District GO	2.000%	8/1/17	1,750	1,763
	El Camino CA Community College District GO	2.000%	8/1/17	2,200	2,216
	El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,006
	El Camino CA Community College District GO	0.000%	8/1/32	10,000	5,368
	El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,794
	El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,251
	El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,395
	El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,583
	El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,136
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,644
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,557
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,698
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,024
	El Dorado County CA Community Facilities District
	No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,248
	Elk Grove CA Finance Authority Special Tax
	Revenue	3.000%	9/1/18	425	436
	Elk Grove CA Finance Authority Special Tax
	Revenue	4.000%	9/1/19	655	694
	Elk Grove CA Finance Authority Special Tax
	Revenue	4.000%	9/1/20	560	599
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/21	450	505
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/22	425	484
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/33 (15)	2,000	2,218
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/34 (15)	3,970	4,384
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/35 (15)	3,735	4,110
	Encinitas CA Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/28	1,000	1,096
	Encinitas CA Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/29	800	873
	Escondido CA GO	5.000%	9/1/22	755	867
	Escondido CA GO	5.000%	9/1/23	2,030	2,361
	Escondido CA GO	5.000%	9/1/24	825	967
	Escondido CA GO	5.000%	9/1/25	1,000	1,176
	Evergreen CA School District Election GO	3.000%	8/1/17	1,500	1,521
	Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,084
	Evergreen CA School District Election GO	4.000%	8/1/36	1,870	1,882
[2,3]	Fairfield-Suisun CA Unified School District
	GO TOB PUT	0.620%	12/1/16	16,360	16,360
	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,908
	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	1,996
	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,086
	Fontana CA Public Financing Authority Tax
	Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,346

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,884
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,586
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,494
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,645
Foothill-De Anza CA Community College
District GO	4.500%	8/1/17 (Prere.)	2,600	2,664
Foothill-De Anza CA Community College
District GO	5.000%	8/1/28	450	533
Foothill-De Anza CA Community College
District GO	5.000%	8/1/29	700	823
Foothill-De Anza CA Community College
District GO	5.000%	8/1/30	1,500	1,753
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,677
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,688
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	10,605
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	13,614
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,492
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,619
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,302
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	3,868
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	810
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,643
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	625	638
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	24,348
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,319
Fremont CA Unified School District GO	4.000%	8/1/17	15,075	15,385
Fremont CA Unified School District GO	5.000%	8/1/18	2,325	2,476
Fremont CA Unified School District GO	5.000%	8/1/19	2,400	2,626
Fremont CA Unified School District GO	5.000%	8/1/20	2,275	2,549
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,115
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,465
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,841
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,237
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,670
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,142
Fremont CA Union High School District GO	4.000%	8/1/17	3,750	3,828
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,036
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,142
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	880

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,104
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,726
Gavilan CA Joint Community College District GO	5.000%	8/1/32	4,200	4,755
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,676
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central Glendale
Redevelopment Project)	4.000%	12/1/22 (15)	1,555	1,696
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central Glendale
Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,520
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central Glendale
Redevelopment Project)	5.000%	12/1/24 (15)	1,400	1,624
Golden State Tobacco Securitization Corp.
California Revenue	3.000%	6/1/17	2,000	2,020
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/17	610	622
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/18	4,000	4,156
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	1,500	1,621
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,750	1,925
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,116
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	488
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27	6,500	4,391
Golden State Tobacco Securitization Corp.
California Revenue	4.500%	6/1/27 (2)	4,000	3,913
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,810
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	2,465	2,224
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	7,000	7,712
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,069
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,150
3 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	0.760%	12/7/16 LOC	12,205	12,205
Grossmont CA Union High School District GO	5.000%	8/1/22	1,250	1,434
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,064
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,427
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	1,878
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,050
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	1,823
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,254
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,168

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	5,803
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,291
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	10,614
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	14,467
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,637
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	2,941
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,712
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,675
Hartnell CA Community College GO	5.000%	8/1/21	500	567
Hartnell CA Community College GO	5.000%	8/1/22	500	576
4 Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	1,950	2,234
4 Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,334
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	3,864
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,497
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,666
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,691
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,881
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,356
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	6,757
Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	253
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	290
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	367
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	264
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	193
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	557
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	561
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	690
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	428
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,040
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,360
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	586
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	615

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	380
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,135
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,395
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,691
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,121
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,139
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,000	1,156
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	607
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,750
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,000	1,174
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	787
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,250	1,470
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,686
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	585
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	600	696
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,000	3,415
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,044
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,299
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,423
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,816
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,364
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	864
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	706
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.550%	12/1/16 LOC	3,244	3,244
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,407
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,115
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,585
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,876
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	452
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	384
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,264
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,142
Irvine CA Reassessment District No. 15-2
Improvement Revenue	3.000%	9/2/17	400	405
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	520

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	795
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	748
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	728
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	903
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	960
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	507
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	894
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.550%	12/1/16 LOC	12,396	12,396
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax Revenue
VRDO	0.490%	12/1/16 LOC	19,400	19,400
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax Revenue
VRDO	0.500%	12/1/16 LOC	24,600	24,600
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,200
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,210
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,490
Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,761
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,141
Irvine Ranch CA Water District Revenue	5.000%	2/1/30	1,745	2,034
Irvine Ranch CA Water District Revenue	5.000%	2/1/31	2,865	3,324
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,147
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,285
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	2,849
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,030
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	782
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	679
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	555
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	563
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	799
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,153
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,014
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,000
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	799
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,151
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,465
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	553
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,718
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,540
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	698

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	1,940
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,131
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,421
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,673
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,733
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,159
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,436
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	4,793
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	864
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,424
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,411
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,132
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,128
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,648
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,294
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,688
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,160
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	332
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	340
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	599
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	802
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/21	1,810	1,996
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/23	2,190	2,463
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	659
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,491
Long Beach CA Finance Authority Lease Revenue	6.000%	11/1/17 (2)	620	641
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	415	445
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,544
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	547
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	286
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	8,625
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.014%	11/15/25	16,845	16,052
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.034%	11/15/26	10,025	9,394
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,129
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,251
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,172
Long Beach CA Unified School District GO	4.000%	8/1/17	2,550	2,603
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,683

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,571
Los Angeles CA Community College District GO	2.000%	8/1/17	3,350	3,375
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	5,000	5,139
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	2,065	2,122
Los Angeles CA Community College District GO	3.000%	8/1/18	2,100	2,164
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	21
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,518
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	37
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,315
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	6,909
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	48
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	5
Los Angeles CA Community College District GO	3.000%	8/1/19	3,200	3,330
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,599
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,525
Los Angeles CA Community College District GO	4.000%	8/1/20	1,000	1,081
Los Angeles CA Community College District GO	4.000%	8/1/21	555	606
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,462
Los Angeles CA Community College District GO	5.000%	8/1/24	4,735	5,584
Los Angeles CA Community College District GO	5.000%	8/1/24	12,420	14,648
Los Angeles CA Community College District GO	5.000%	8/1/25	10,910	12,930
Los Angeles CA Community College District GO	5.000%	8/1/27	22,535	26,119
Los Angeles CA Community College District GO	5.000%	8/1/28	24,745	28,547
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,050
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,188
Los Angeles CA Community College District GO	5.000%	8/1/30	7,000	8,030
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,415
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,444
Los Angeles CA Community College District GO	5.000%	8/1/31	20,000	22,854
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,305
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	14,778
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	19,506
Los Angeles CA Community College District GO	5.000%	8/1/36	8,705	9,875
3 Los Angeles CA Community College District GO
TOB VRDO	0.570%	12/7/16	2,800	2,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/23	800	902
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/24	1,000	1,126
Los Angeles CA Community Facilities District No.4
Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/25	1,500	1,673
Los Angeles CA Community Facilities District No.4
Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/26	1,200	1,330
Los Angeles CA Community Facilities District No.4
Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/27	2,000	2,207
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,224
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,179
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,398
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,288
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,145

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,628
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,099
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,934
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,701
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,300	1,519
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,086
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,500	1,742
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,000	2,311
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,298
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,145
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,821
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,266
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,127
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,010
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,355
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,341
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,909
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,690
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,612
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,305
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,230
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/17	5,000	5,121
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/21 (Prere.)	140	159
Los Angeles CA Department of Water &
Power Revenue	4.000%	7/1/22	1,000	1,101
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	2,500	2,884
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	9,860	11,175
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	1,000	1,156

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	4.000%	7/1/23	2,150	2,374
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	1,750	2,042
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	2,490	2,913
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	1,335	1,431
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	5,605	6,440
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	810	955
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	3,000	3,548
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	2,770	2,962
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	500	592
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	1,375	1,631
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	10,000	11,443
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	750	889
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	1,670	1,980
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	6,000	7,113
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	2,350	2,510
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	2,000	2,111
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	1,500	1,712
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/27	500	588
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/27	1,655	1,771
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/27	5,000	5,273
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/28	1,000	1,170
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/28	2,000	2,137
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/28	8,000	9,225
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	1,000	1,161
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	1,670	1,780
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	1,500	1,700
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	500	577

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	10,000	11,282
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	2,000	2,272
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	1,000	1,149
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	15,000	16,914
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	7,000	7,869
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	2,500	2,830
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	4,690	5,343
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32 (2)	1,940	1,977
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	14,205	15,945
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	6,730	7,529
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	7,000	7,858
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	3,300	3,716
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	6,080	6,891
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	7,500	8,461
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	1,500	1,704
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	5,525	6,276
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	5,000	5,590
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	4,500	5,092
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	2,000	2,235
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	5,305	5,966
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	7,500	8,393
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	12,005	13,416
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	1,500	1,694
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	2,250	2,541
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	1,050	1,183
Los Angeles CA Department of Water &
Power Revenue VRDO	0.480%	12/1/16	36,900	36,900
Los Angeles CA Department of Water &
Power Revenue VRDO	0.510%	12/1/16	11,200	11,200

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue VRDO	0.570%	12/1/16	7,400	7,400
Los Angeles CA GO	5.000%	9/1/22	10,000	11,409
Los Angeles CA GO	5.000%	9/1/29	5,850	6,604
Los Angeles CA GO	5.000%	9/1/30	5,850	6,477
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	559
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	854
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,300
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,000	4,641
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,400	2,772
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	4,935
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,500	3,995
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	2,873
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,080
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,660	2,724
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,149
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,500	2,552
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,212
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,313
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	5,845
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,000	9,352
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,000	3,516
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,000	4,630
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	11,195
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	7,400	7,521
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	7,000	7,040
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	1,000	1,024
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,600
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,900	2,978
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,575	2,731
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,740	9,529
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,299
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	13,836
Los Angeles CA Unified School District GO	5.000%	7/1/19	53,000	57,786
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	16,752
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	13,585
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,000	16,715
Los Angeles CA Unified School District GO	5.000%	7/1/20	28,975	32,287
Los Angeles CA Unified School District GO	4.000%	7/1/21	10,000	10,900
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,823
Los Angeles CA Unified School District GO	5.000%	7/1/21	12,500	14,170
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	20,151
Los Angeles CA Unified School District GO	4.000%	7/1/23	3,265	3,614
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	28,415	28,987
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,465	4,046
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,000	5,839
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	6,731

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,534
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	15,358
Los Angeles CA Unified School District GO	5.000%	7/1/24	10,900	12,842
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,000	6,798
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,300	1,516
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,751
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,207
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,831
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,733
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,465
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	26,375	26,898
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,483
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	13,806
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,943
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,596
Los Angeles CA Unified School District GO	5.000%	7/1/29	17,510	19,991
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,829
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,266
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,000	3,349
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,335
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	2,999
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,493
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,703
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,800	2,002
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,264
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,165
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,458
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	14,851
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,368
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,087
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,184
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	18,890
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,500	1,697
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,568
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,003
Los Angeles County CA Metropolitan
Transportation Authority Revenue
(Union Station Gateway Project)	5.000%	7/1/25	1,000	1,184
Los Angeles County CA Metropolitan
Transportation Authority Revenue
(Union Station Gateway Project)	5.000%	7/1/26	2,000	2,348
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,740
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,348
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,412
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	11,362
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	5,860
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	11,313
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,716

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,436
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,184
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/30	5,500	6,414
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	3,000	3,482
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	4,600	5,306
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	6,603
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,000	11,403
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,377
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,130
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,775
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,147
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,469
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,709
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,726
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,550
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,501
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	875	1,027
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,785
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,343
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	6,958
3 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	0.600%	12/7/16	2,750	2,750
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,036
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/21	1,670	1,874
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/22	4,555	5,183
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/23	2,105	2,416

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/24	2,215	2,528
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	810	811
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	797
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,115
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,551
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,441
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	4,814
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	6,684
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,268
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,420
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,179
Los Angeles County CA Unified School District GO	5.000%	7/1/21	12,500	14,171
Los Angeles County CA Unified School District GO	5.000%	7/1/28	40,000	46,821
Los Angeles County CA Unified School District GO	5.000%	7/1/30	20,000	23,040
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	16,642
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	11,301
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	11,518
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,354
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,724
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,114
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,132
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,148
Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,278
Marin CA Community College District GO	5.000%	8/1/23	550	641
Marin CA Community College District GO	5.000%	8/1/24	445	522
Marin CA Community College District GO	5.000%	8/1/25	550	650
4 Marin CA Community College District GO	4.000%	8/1/32	1,000	1,023
4 Marin CA Community College District GO	4.000%	8/1/34	1,000	1,014
4 Marin CA Community College District GO	4.000%	8/1/36	665	670
Marin CA Healthcare District GO	5.000%	8/1/28	435	502
Marin CA Healthcare District GO	5.000%	8/1/30	500	570
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,129
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,088
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,517
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,403
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,768
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,184
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	1,792
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,647

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,510
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	445	485
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20	400	445
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	530	599
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	500	572
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (4)	1,000	1,151
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,250	1,433
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (4)	400	452
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/17	25,000	25,605
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/21	2,700	3,063
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/23	1,000	1,172
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/24	3,500	4,137
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/25	3,365	4,004
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/26	3,250	3,839
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/28	5,105	6,000
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/30	2,120	2,383
Metropolitan Water District of Southern California
Revenue	5.000%	10/1/30	3,585	4,015
Metropolitan Water District of Southern California
Revenue	5.000%	1/1/31	1,150	1,225
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/31	2,930	3,164
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/31	2,250	2,523
Metropolitan Water District of Southern California
Revenue	5.000%	10/1/31	11,065	12,392
Metropolitan Water District of Southern California
Revenue	5.000%	10/1/32	9,965	11,160
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/35	2,605	2,820
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/29	1,625	1,745
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/30	1,760	1,875
Modesto CA Irrigation District COP	5.000%	7/1/18 (Prere.)	3,855	4,087
Modesto CA Irrigation District Electric Revenue	5.000%	10/1/18	5,900	6,285
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,125
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,141

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Modesto CA Irrigation District Financing Authority
Electric Revenue	5.000%	10/1/31	1,475	1,653
Modesto CA Irrigation District Financing Authority
Electric Revenue	5.000%	10/1/31	1,840	2,054
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,513
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,916
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,765
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,141
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,351
Morgan Hill CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,816
Morgan Hill CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,225
Mount Diablo CA Unified School District GO	5.000%	8/1/17	2,000	2,053
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,591
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	710
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	780
Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	866
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,515
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,616
Mountain View-Whisman CA School District COP	4.000%	6/1/19	400	423
Mountain View-Whisman CA School District COP	4.000%	6/1/20	500	536
Mountain View-Whisman CA School District COP	5.000%	6/1/21	285	320
Mountain View-Whisman CA School District COP	5.000%	6/1/22	400	457
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	473
Mountain View-Whisman CA School District GO	5.000%	9/1/25	600	713
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,050	1,258
Mountain View-Whisman CA School District GO	5.000%	9/1/28	750	886
Mountain View-Whisman CA School District GO	5.000%	9/1/29	1,000	1,172
Murrieta Valley CA Unified School District GO	2.000%	9/1/17 (4)	500	503
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	514
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	627
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	862
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	271
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,811
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	349
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	928
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,673
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	381
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	808
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,617
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	594
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,856
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	528
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	338
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,116
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	2,984

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,801
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	867
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	7,726
Northern California Gas Authority No. 1 Revenue	1.167%	7/1/17	6,620	6,629
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,103
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,366
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,786
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,687
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,637
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,638
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,368
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,786
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,781
Northern California Transmission Agency Revenue	5.000%	5/1/20	250	277
Northern California Transmission Agency Revenue	5.000%	5/1/21	245	276
Northern California Transmission Agency Revenue	5.000%	5/1/22	200	229
Northern California Transmission Agency Revenue	5.000%	5/1/23	375	434
Northern California Transmission Agency Revenue	5.000%	5/1/24	500	583
Northern California Transmission Agency Revenue	5.000%	5/1/25	1,895	2,226
Northern California Transmission Agency Revenue	5.000%	5/1/27	1,250	1,468
Northern California Transmission Agency Revenue	5.000%	5/1/28	1,000	1,168
Northern California Transmission Agency Revenue	5.000%	5/1/29	1,500	1,737
Northern California Transmission Agency Revenue	5.000%	5/1/31	1,250	1,427
Northern California Transmission Agency Revenue	5.000%	5/1/32	2,500	2,835
Northern California Transmission Agency Revenue	5.000%	5/1/33	4,245	4,792
Northern California Transmission Agency Revenue	5.000%	5/1/34	3,100	3,484
Northern California Transmission Agency Revenue	5.000%	5/1/36	2,500	2,794
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,680
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,917
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,209
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,507
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,310
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,467

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,622
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,781
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.640%	12/1/16 LOC	31,500	31,500
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	275
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	400
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	516
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	469
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	392
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	446
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	334
Oakland CA GO	5.000%	1/15/23	5,600	6,416
Oakland CA GO	5.000%	1/15/31	3,000	3,265
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,271
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,011
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,680
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,395
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,350
Oakland CA Unified School District GO	5.000%	8/1/17	2,760	2,834
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,525
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	13,763
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	7,158
Oakland CA Unified School District GO	5.000%	8/1/20	5,000	5,562
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,781
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,393
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,804
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,671
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,479
Oakland CA Unified School District GO	5.000%	8/1/23 (14)	3,700	3,793
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,157
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,478
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,552
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,194
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,270	1,488
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,353
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,486
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,425
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,140
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,373
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,131
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,626
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,687
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,381
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,766
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	2,019
Ohlone CA Community College District GO	5.000%	8/1/22	750	865

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,490
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,041
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,628
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,607
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,893
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,039
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,465
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/21	1,200	1,334
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/22	1,230	1,376
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/22	1,260	1,419
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/23	1,290	1,453
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/23	1,320	1,493
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/29	2,375	2,804
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,511
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/22	1,000	1,149
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/27	2,500	2,829
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/28	2,545	2,880
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,512
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,249
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,803
Palm Springs CA Unified School District GO	5.000%	8/1/23	3,785	4,415
Palm Springs CA Unified School District GO	5.000%	8/1/24	4,270	5,007
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,615
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	6,874
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,105
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,658
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,650
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,650
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/20	450	499
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/21	350	394
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/22	565	644
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/23	400	460
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/24	725	837

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/25	475	549
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/25	525	607
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/26	555	643
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/26	550	637
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/27	430	496
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/28	1,355	1,552
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/29	1,275	1,451
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/31	415	464
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/32	1,435	1,595
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/33	750	830
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/34	500	551
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,204
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/19	1,000	1,047
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/20	250	263
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/21	400	422
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/27	1,000	1,087
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	12,774
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,176
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,421
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,702
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	5,973
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	3,941
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	10,749
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,049
Palomar Pomerado Health California GO	5.000%	8/1/28	1,490	1,707
Palomar Pomerado Health California GO	5.000%	8/1/28	6,955	7,970
Palomar Pomerado Health California GO	5.000%	8/1/29	795	901
Palomar Pomerado Health California GO	5.000%	8/1/29	3,000	3,401
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,266
Palomar Pomerado Health California GO	5.000%	8/1/31	775	865
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,045
Palomar Pomerado Health California GO	4.000%	8/1/33	3,500	3,519
Palomar Pomerado Health California GO	5.000%	8/1/33	1,200	1,327
Palomar Pomerado Health California GO	4.000%	8/1/34	5,000	5,008
Palomar Pomerado Health California Revenue	4.000%	11/1/18	810	831
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,295
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,217
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,506
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,683

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,675
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,523
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,106
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	4.000%	8/1/17	880	896
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	8/1/18	925	978
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	8/1/19	1,415	1,533
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,670
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,639
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,386
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,864
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,070
Pasadena CA Unified School District GO	5.000%	8/1/23	835	970
Pasadena CA Unified School District GO	5.000%	8/1/24	1,000	1,171
Pasadena CA Unified School District GO	5.000%	8/1/25	750	882
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,176
Pasadena CA Unified School District GO	5.000%	8/1/26	500	593
Pasadena CA Unified School District GO	5.000%	8/1/26	1,000	1,185
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,103
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,660
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,210
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,163
Peralta CA Community College District Revenue	5.000%	8/1/24	1,325	1,552
Peralta CA Community College District Revenue	5.000%	8/1/25	250	294
Peralta CA Community College District Revenue	4.000%	8/1/26	1,375	1,490
Peralta CA Community College District Revenue	5.000%	8/1/27	815	947
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	2,833
Peralta CA Community College District Revenue	5.000%	8/1/29	2,985	3,416
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,571
Peralta CA Community College District Revenue	5.000%	8/1/31	1,490	1,686
Peralta CA Community College District Revenue	5.000%	8/1/32	2,340	2,638
Peralta CA Community College District Revenue	5.000%	8/1/34	2,925	3,276
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/17	3,045	3,123
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/19	3,755	4,072

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	6,849
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,258
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	5,880	6,511
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,248
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	2,168
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	980
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,024
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,383
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,450
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	210
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,514
Pittsburg CA Water Revenue	4.000%	8/1/19	500	532
Pittsburg CA Water Revenue	4.000%	8/1/20	680	732
Pittsburg CA Water Revenue	4.000%	8/1/21	500	542
Pittsburg CA Water Revenue	5.000%	8/1/22	250	286
Placentia-Yorba Linda CA Unified School
District GO	2.000%	10/1/17 (4)	250	252
Placentia-Yorba Linda CA Unified School
District GO	4.000%	10/1/18 (4)	300	314
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/19	350	382
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/20	500	557
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/20 (4)	325	362
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/21	750	849
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/21 (4)	300	339
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/22	1,315	1,509
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/22 (4)	300	343

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/23	2,540	2,951
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/23 (4)	500	576
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/24	1,000	1,171
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/25	1,775	2,087
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	6,850	8,152
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	502
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	514
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	4,999
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,149
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,532
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,070
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,850
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,601
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,983
Poway CA Unified School District GO	4.000%	9/1/17	250	255
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,446
Poway CA Unified School District GO	4.000%	9/1/18	450	467
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,157
Poway CA Unified School District GO	5.000%	9/1/19	980	1,056
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,035
Poway CA Unified School District GO	5.000%	9/1/20	610	667
Poway CA Unified School District GO	5.000%	9/1/21	320	354
Poway CA Unified School District GO	5.000%	9/1/22	455	508
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,746
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,692
Poway CA Unified School District GO	5.000%	9/1/26	995	1,091
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,881
Poway CA Unified School District GO	0.000%	8/1/28	9,070	5,960
Poway CA Unified School District GO	5.000%	9/1/29	1,200	1,306
Poway CA Unified School District GO	5.000%	9/1/30	2,550	2,767
Poway CA Unified School District GO	0.000%	8/1/31	1,095	605
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	4.000%	9/1/20	1,145	1,227
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,079
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	4.000%	9/1/22	860	936
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	816
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	4.000%	9/15/22	435	464
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,160
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,362
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,771

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,158
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/25	1,645	1,911
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	900
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/26	2,520	2,928
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,152
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/26	935	1,032
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/27	1,010	1,107
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/29	1,015	1,100
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,098
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/30	1,260	1,356
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/31	1,320	1,415
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/32	995	1,085
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/32	1,435	1,532
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/33	1,540	1,638
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/34	1,630	1,728
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/35	1,730	1,832
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	1,916
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,700	3,026
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,661
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,544
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,878
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	12,000	12,173
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,000	6,011
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	351
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	343

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	430
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	773
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,141
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,131
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	863
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	525
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,407
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,098
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,094
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,078
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,439
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,098
Riverside CA Community College District GO	0.000%	8/1/27	2,755	1,833
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,036
Riverside CA Community College District GO	5.000%	8/1/28	3,060	3,559
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,063
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,126
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,656
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,792
3 Riverside CA Electric Revenue TOB VRDO	0.580%	12/7/16	3,300	3,300
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	9/1/29	1,265	1,433
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	9/1/31	1,045	1,171
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,261
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,409
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	9/1/33	1,055	1,173
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,358
Riverside CA Sewer Revenue	5.000%	8/1/20	1,635	1,816
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,253
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,468
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,315
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,316
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,316
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,401
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,594

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,728
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,783
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,882
Riverside County CA Asset Leasing Corp. Leasehold
Revenue (Riverside County Hospital Project)	5.000%	6/1/19	3,660	3,955
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,061
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,000	2,313
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,600	1,855
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	11,127
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	11,848
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	9/1/17	1,635	1,658
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/18	2,460	2,568
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,713
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	2,952
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,878
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,092
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,821
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/17 (4)	375	384
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	523
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,091
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,300
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,511
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,200
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,326
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,675
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,317
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/30	3,000	3,427
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/31	4,000	4,569

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/32	3,000	3,427
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/33	2,000	2,285
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/22	2,500	1,987
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/23	3,630	2,748
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/24	6,985	5,010
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/31	5,000	2,440
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/32	4,000	1,848
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/33	5,500	2,411
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/34	3,500	1,457
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	5,834
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,362
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/30	6,120	6,664
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/30	750	836
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/31	515	572
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/32	1,290	1,427
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/33	1,000	1,102
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/34	2,000	2,196
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,345
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,496
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,309
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	600	659
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	218
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,151
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	552
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/22 (15)	445	509
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/24 (15)	300	348
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/26 (15)	280	319

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/27 (15)	425	483
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/28 (15)	250	282
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/29 (15)	500	562
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,291
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,413
Sacramento CA Area Flood Control Agency
Special Assessment Revenue
(Natomas Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,474
Sacramento CA City Financing Authority Revenue	5.000%	12/1/19	3,990	4,378
Sacramento CA City Financing Authority Revenue	4.000%	12/1/20	3,700	3,998
Sacramento CA City Financing Authority Revenue	5.000%	12/1/20	2,000	2,238
Sacramento CA City Financing Authority Revenue	5.000%	12/1/32 (15)	1,200	1,334
Sacramento CA City Financing Authority Revenue	5.000%	12/1/33 (15)	1,725	1,909
Sacramento CA City Financing Authority
Tax Allocation Revenue	0.000%	12/1/25 (14)	5,000	3,653
Sacramento CA City Financing Authority
Tax Allocation Revenue	0.000%	12/1/27 (14)	15,815	10,357
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	554
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	400	450
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	799
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/17	1,250	1,279
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/18	725	767
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19	1,155	1,254
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20	1,250	1,397
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21	1,000	1,136
Sacramento CA Financing Authority Lease Revenue	4.000%	12/1/18	3,660	3,847
Sacramento CA Financing Authority Lease Revenue	5.000%	12/1/18	2,000	2,141
Sacramento CA Municipal Utility District Financing
Authority Revenue	5.000%	7/1/20	1,405	1,565
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/18 (Prere.)	2,920	3,110
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/18 (Prere.)	5,895	6,279
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24 (2)	10,085	11,764
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24	1,325	1,558
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24 (4)	4,630	4,911
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25 (4)	9,380	9,946
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25	2,450	2,894
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25	5,455	6,256
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26 (4)	3,070	3,254
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	2,400	2,859
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	4,905	5,621
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28	2,000	2,278
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30	6,435	7,173
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/22	1,085	1,195

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/28	2,500	2,733
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/29	2,635	2,878
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/30	2,975	3,243
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/31	3,125	3,406
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,612
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,560
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,257
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,039
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,082
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	817
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,105	1,274
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,661
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,109
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,880
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,635
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,362
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,750
Saddleback Valley CA Unified School District GO	4.000%	8/1/20	2,100	2,269
Saddleback Valley CA Unified School District GO	4.000%	8/1/21	2,240	2,440
Saddleback Valley CA Unified School District GO	4.000%	8/1/24	2,515	2,767
Saddleback Valley CA Unified School District GO	4.000%	8/1/26	2,725	2,990
San Bernardino CA City Unified School District GO	5.000%	8/1/18	2,350	2,488
San Bernardino CA City Unified School District GO	5.000%	8/1/20 (4)	765	850
San Bernardino CA City Unified School District GO	5.000%	8/1/21 (4)	1,230	1,386
San Bernardino CA City Unified School District GO	5.000%	8/1/22 (4)	1,500	1,714
San Bernardino CA City Unified School District GO	5.000%	8/1/23 (4)	1,100	1,269
San Bernardino CA City Unified School District GO	5.000%	8/1/24 (4)	1,400	1,608
San Bernardino CA Community College District GO	5.000%	8/1/24	4,375	5,068
San Bernardino CA Community College District GO	5.000%	8/1/25	4,550	5,227
San Bernardino CA Community College District GO	5.000%	8/1/26	4,150	4,745
San Bernardino CA Community College District GO	0.000%	8/1/29	1,000	609
San Bernardino CA Community College District GO	5.000%	8/1/29	5,000	5,722
San Bernardino CA Community College District GO	0.000%	8/1/30	1,100	633
San Bernardino CA Community College District GO	0.000%	8/1/31	1,000	546
San Bernardino CA Community College District GO	5.000%	8/1/31	8,370	9,469
San Bernardino CA Community College District GO	0.000%	8/1/32	1,100	569
San Bernardino CA Community College District GO	0.000%	8/1/33	1,165	571
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	790	814
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	865	897
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,924
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,718
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	9,892
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,282
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,705
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	11,215
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,856
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,554
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,417
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,129

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,423
San Diego CA Community Facilities District No. 1
(Miramar Ranch North) Special Tax Revenue	4.000%	9/1/17	500	511
San Diego CA Community Facilities District No. 1
(Miramar Ranch North) Special Tax Revenue	4.000%	9/1/18	3,260	3,404
San Diego CA Community Facilities District No. 1
(Miramar Ranch North) Special Tax Revenue	5.000%	9/1/20	3,465	3,837
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,523
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,261
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	1,984
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,186
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/20	9,685	10,762
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,612
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/21	5,000	5,655
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/23	10,000	11,657
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/34	5,000	5,690
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/35	5,000	5,677
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/36	5,000	5,660
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,605
San Diego CA Public Facilities Financing Authority
Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,478
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/20 (Prere.)	5,355	6,035
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/21	10,000	11,345
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/22	3,200	3,687
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/23	6,120	7,139
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/24	10,010	11,767
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/25	4,000	4,724
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/26	10,680	12,717
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/27	11,760	13,817
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/30	2,000	2,228
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/32	4,190	4,668
San Diego CA Redevelopment Agency
Tax Allocation	4.000%	9/1/18	2,950	3,092

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Redevelopment Agency
Tax Allocation	5.000%	9/1/19	1,000	1,094
San Diego CA Redevelopment Agency
Tax Allocation	5.000%	9/1/20	1,000	1,116
San Diego CA Redevelopment Agency
Tax Allocation	5.000%	9/1/21	2,000	2,266
San Diego CA Redevelopment Agency
Tax Allocation	5.000%	9/1/22	1,000	1,147
San Diego CA Redevelopment Agency
Tax Allocation	5.000%	9/1/23	1,000	1,161
San Diego CA Unified School District GO	3.000%	7/1/17	14,500	14,681
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,275
San Diego CA Unified School District GO	5.000%	7/1/18	1,570	1,665
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,739
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	17,005
San Diego CA Unified School District GO	5.000%	7/1/22	1,500	1,729
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,089
San Diego CA Unified School District GO	5.000%	7/1/23	1,925	2,248
San Diego CA Unified School District GO	4.000%	7/1/24	4,000	4,411
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,044
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,758
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,005
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,225
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,058
San Diego CA Unified School District GO	5.000%	7/1/26	20,000	23,446
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,222
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	25,715
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	5,817
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,234
San Diego CA Unified School District GO	5.000%	7/1/28	700	811
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,025
San Diego CA Unified School District GO	5.000%	7/1/29	750	861
San Diego CA Unified School District GO	5.000%	7/1/29	3,230	3,760
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	5,877
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,471
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,362
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,021
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,033
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,039
San Diego CA Unified School District GO	4.000%	7/1/35	3,500	3,535
San Diego County CA COP	5.000%	10/15/24	2,115	2,492
San Diego County CA COP	5.000%	10/15/25	5,225	6,082
San Diego County CA COP	5.000%	10/15/26	2,590	3,019
San Diego County CA COP	5.000%	10/15/27	2,000	2,320
San Diego County CA COP	5.000%	10/15/28	1,400	1,613
San Diego County CA COP	5.000%	10/15/29	2,000	2,292
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	4.000%	11/1/17	510	523
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	5.000%	11/1/18	460	491
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	5.000%	11/1/19	480	524

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	5.000%	11/1/22	425	488
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	4.000%	11/1/23	950	1,038
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	5.000%	11/1/24	750	872
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	5.000%	11/1/26	1,145	1,328
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	5.000%	11/1/28	1,450	1,663
San Diego County CA Limited Obligation Revenue
(Sanford Burnham Prebys Medical Discovery
Institute)	5.000%	11/1/30	1,205	1,360
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,319
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,917
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,602
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,294
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,608
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	5,194
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,617
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,289
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,202
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,222
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,065	2,467
San Diego County CA Water Authority Revenue	5.000%	5/1/30	7,975	9,268
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,577
San Diego County CA Water Authority Revenue	5.000%	5/1/32	10,000	11,498
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,000	11,393
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	15,680
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,655
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,202
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.580%	12/7/16	6,315	6,315
San Francisco CA Bay Area Rapid Transit District
GO	5.000%	8/1/28	1,685	1,980

106

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit District
GO	4.000%	8/1/34	6,580	6,814
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	4.000%	7/1/18	3,000	3,135
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/20	1,040	1,162
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/23	9,560	10,586
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/23	1,070	1,229
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/27	5,350	6,296
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/28	2,500	2,929
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/29	2,555	2,909
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/30	2,800	3,116
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/31	2,215	2,550
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/32	1,625	1,860
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/33	1,500	1,709
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,551
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,677
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,675
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,892
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,791
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,109
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,412
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,261
San Francisco CA City & County COP	4.000%	9/1/32	5,680	5,839
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,268
San Francisco CA City & County GO	5.000%	6/15/17	10,000	10,226
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,137
San Francisco CA City & County GO	5.000%	6/15/20	500	557
San Francisco CA City & County GO	5.000%	6/15/21	7,450	8,462
San Francisco CA City & County GO	5.000%	6/15/22	2,595	2,984
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,570
San Francisco CA City & County GO	5.000%	6/15/26	3,995	4,594
San Francisco CA City & County GO	5.000%	6/15/27	5,785	6,617
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,488
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,833
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,103
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,051

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/18 (Prere.)	22,000	23,283
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,376
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,376
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,564
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,608
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	1,150	1,290
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,174
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	625
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,306
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,363
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	3,170
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,000	6,832
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,500	1,708
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/23	7,400	8,055
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,000	5,737
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,000	3,442
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,750	6,264
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,081
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,000	3,469
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	3,918
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,050	2,375
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,000	6,950
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	1,580	1,832
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,930	2,220
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,588
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,513
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,175	2,485

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,386
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,755	1,991
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,268
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,124
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	5,030	5,532
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	710
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	6,915
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,116
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,206
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,705
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	10,715
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	11,238
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	11,792
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,400	1,447
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	3,261
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,980
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	11,018
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,102
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,000	1,100
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,815
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	485
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,000	2,249
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,100	1,258
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	900	1,047
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,175	4,910
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,500	5,340
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,000	7,094

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,043
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,134
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,688
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,212
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	14,618
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,412
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	12,549
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	3,660	3,809
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	11,645
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,290
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	15,648
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,364
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,109
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,415
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	2,973
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	9,995
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	6,000	6,890
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,553
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	4,000	4,575
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,000	7,987
San Francisco CA City & County Redevelopment
Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard
Improvements)	5.000%	8/1/30	525	562
San Francisco CA City & County Redevelopment
Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard
Improvements)	5.000%	8/1/33	680	720
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/17	100	103
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/19	220	238

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/20	130	144
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/21	160	179
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/22	125	142
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/23	120	137
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	135	155
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	440	507
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	860	991
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	275	319
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/25	240	273
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/25	400	463
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/25	400	464
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/26	1,405	1,627
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/26	500	581
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/27	140	157
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/27	500	576
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/27	500	576
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/28	710	813
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/29	460	508

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/29	745	847
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/30	550	620
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/31	400	439
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/31	710	797
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	525	574
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	450	503
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	1,000	1,117
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	860	961
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/33	345	384
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/33	660	734
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/33	750	834
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	225	244
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	700	775
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	660	730
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	555	614
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/35	400	442
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/35	900	994
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/35	595	657

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/36	350	385
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/36	625	688
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/36	780	858
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,250
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,273
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,445	7,404
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	11,635
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,535
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,714
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,457
San Francisco CA Community College District GO	3.000%	6/15/17	11,380	11,511
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,775
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,414
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,355
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,829
San Joaquin County CA Delta Community College
District Election GO	0.000%	8/1/26 (4)	15,500	9,683
San Joaquin County CA Delta Community College
District Election GO	0.000%	8/1/27 (4)	15,500	9,117
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,506
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	13,896
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,444
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	11,893
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,826
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,660
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,055
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,418
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,887
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,128
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,165

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,203
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,401
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,558
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,229
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	51
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,256
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,774
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,795
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	629
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	885
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,501
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	602
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,018
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion &
Renovation Project)	6.125%	5/1/31	5,000	5,695
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,094
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,118
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	7,609
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	8,845
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	969
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,092
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	558
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,190
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	665
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,026
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,743
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,184
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,135
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,342
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,222
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,550

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	855
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,107
San Mateo CA Union High School District GO	5.000%	9/1/30	1,285	1,454
San Mateo CA Union High School District GO	5.000%	9/1/31	715	806
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,246
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,182
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,953
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,273
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,045
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,158
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,312
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/18	2,110	2,202
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,593
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,454
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,334
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,086
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,245	1,429
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,745
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,157
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	831
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	836
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,000	1,137
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	660
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	750	867
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,677

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	840	984
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	831
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,200	1,422
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,200	1,428
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,575
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,067
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,601
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	962
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,140
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,200	1,381
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,004
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,096
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,533
San Ramon CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,761
San Ramon CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,826
San Ramon CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,898
San Ramon Valley CA Unified School District GO	4.000%	8/1/32	2,000	2,043
Santa Ana CA Community Redevelopment Agency
Tax Allocation Revenue (South Main Street)	5.000%	9/1/18 (14)	2,685	2,694
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,072
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,102
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,796
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,596
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,374
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,552
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,188
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,635
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,180
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,557
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,872
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,215
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/17	5,410	5,557
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	6,047
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	11,984
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/18 (Prere.)	10,000	10,562
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,140	4,593

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,502
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	6,939
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,683
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/23	4,280	4,964
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,322
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,655
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	7,961
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,109
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	660	762
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	438
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	324
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	500	552
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	550	608
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/27	670	796
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	737
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	614
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,100	1,277
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/17 (Prere.)	4,000	4,056
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	542
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,062
Santa Clara Valley CA Water District COP	5.000%	6/1/20	500	557
Santa Clara Valley CA Water District COP	5.000%	6/1/21	450	511
Santa Clara Valley CA Water District COP	5.000%	6/1/22	430	495
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	873
Santa Clarita CA Community College District GO	0.000%	8/1/29 (4)	2,480	1,539
Santa Clarita CA Community College District GO	5.000%	8/1/32	5,450	6,072
Santa Monica CA Community College District GO	0.000%	8/1/24	4,500	3,631
Santa Monica CA Community College District GO	0.000%	8/1/26	11,025	8,113
Santa Monica CA Community College District GO	4.000%	8/1/30	2,000	2,071
Santa Monica CA Community College District GO	4.000%	8/1/32	2,565	2,614
Santa Monica CA Community College District GO	4.000%	8/1/33	3,510	3,563
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/31	1,600	1,670
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/33	1,150	1,184
Santa Rosa CA High School District GO	3.000%	5/1/17	1,110	1,120
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,319
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,212
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,274
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,250	1,422

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,000	1,155
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	900	1,053
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	800	943
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	750	888
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	750	896
	Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	7,247
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,219
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,407
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,581
	Santee CA CDC Successor Agency Tax Allocation
	Revenue	4.000%	8/1/20	590	631
	Santee CA CDC Successor Agency Tax Allocation
	Revenue	4.000%	8/1/21	600	645
	Santee CA CDC Successor Agency Tax Allocation
	Revenue	5.000%	8/1/22	570	647
	Signal Hill CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	1,944
	Signal Hill CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,050
	Signal Hill CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,222
	Signal Hill CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,362
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/20	350	392
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/21	725	827
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/24	1,000	1,187
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/28	1,000	1,168
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/35	1,000	1,130
4	Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,635
4	Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,352
4	Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,688
4	Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,847
4	Simi Valley CA Unified School District GO	5.000%	8/1/24	3,435	3,941
4	Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,215
	Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,157
4	Simi Valley CA Unified School District GO	5.000%	8/1/26	2,000	2,322
	Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,953
	Solana Beach CA School District Special Tax
	Revenue	5.000%	9/1/29	2,125	2,318
	Solana Beach CA School District Special Tax
	Revenue	5.000%	9/1/32	2,665	2,874
	Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,253
	Solano County CA COP	5.000%	11/1/18 (14)	3,810	3,943
	Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,134
	Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,340
	Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,556
	Sonoma County CA Transportation Authority Sales
	Tax Revenue	5.000%	12/1/20	1,405	1,581
	Sonoma County CA Transportation Authority Sales
	Tax Revenue	5.000%	12/1/22	2,480	2,883

118

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,121
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,393
South San Francisco CA Unified School District
GO TOB PUT	0.610%	12/1/16	6,490	6,490
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,735	7,854
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,978
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,478
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,827
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,713
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,389
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,128
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,522
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,355	2,661
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,500	1,694
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,410
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,126
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,842
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,739
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,751
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/28	5,000	5,429
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29	5,000	5,420
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,100
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	5,911
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,549
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	7,829
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	3,941
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,212
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,425	4,936

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,339
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/19	1,000	1,092
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/20	1,000	1,117
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/22	900	1,040
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/23	1,300	1,519
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/24	700	826
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/25	805	954
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/26	725	854
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/27	1,315	1,536
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/29	1,500	1,736
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/30	1,120	1,289
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/31	1,470	1,684
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/32	2,410	2,746
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/33	2,325	2,636
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/34	3,400	3,841
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/35	2,840	3,201
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/36	3,000	3,374
Southwestern California Community College
District GO	0.000%	8/1/24	750	594
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	816
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,418
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,350
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,622
Southwestern California Community College
District GO	5.000%	8/1/28	750	878
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,159
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,023
Southwestern California Community College
District GO	4.000%	8/1/33	2,150	2,190
Southwestern California Community College
District GO	4.000%	8/1/34	1,750	1,775

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,517
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	3,866
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	5,880	6,043
Stockton CA Public Financing Authority Revenue	4.000%	9/2/20 (15)	580	620
Stockton CA Public Financing Authority Revenue	4.000%	9/2/21 (15)	450	483
Stockton CA Public Financing Authority Revenue	4.000%	9/2/22 (15)	950	1,026
Stockton CA Public Financing Authority Revenue	4.000%	9/2/23 (15)	660	712
Stockton CA Public Financing Authority Revenue	4.000%	9/2/24 (15)	1,025	1,104
Stockton CA Public Financing Authority Revenue	4.000%	9/2/25 (15)	1,075	1,152
Stockton CA Public Financing Authority Revenue	4.000%	9/2/26 (15)	1,115	1,186
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,143
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,000	1,154
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,159
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,433
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,566
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,418
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,169
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,781
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,660
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,138
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,165
Stockton CA Unified School District GO	3.000%	8/1/17	700	709
Stockton CA Unified School District GO	4.000%	8/1/18	2,500	2,605
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,676
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,031
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,457
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	3,020
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,268
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,365
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,350	1,536
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,128
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	673
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,023
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,734
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,083
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,279
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,480
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,311
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,172
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,147

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,368
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,245	1,413
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,446
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,533
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,117
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,153
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,162
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,012
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,108
Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	1,833
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/17	275	279
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	365
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	271
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	277
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	1,011
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	459
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	463
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,114
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/19 (Prere.)	5,115	5,526
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	1,620	1,785
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,105	2,320
Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,399
Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,627
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,825
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,126
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,425
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,552
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	846
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	856
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,171
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,576
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,365
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,006
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	3,824

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Twin Rivers CA Unified School District GO	4.000%	8/1/17	300	306
Twin Rivers CA Unified School District GO	4.000%	8/1/17	275	280
Twin Rivers CA Unified School District GO	4.000%	8/1/18	625	652
Twin Rivers CA Unified School District GO	4.000%	8/1/18	600	626
Twin Rivers CA Unified School District GO	5.000%	8/1/19	1,645	1,788
Twin Rivers CA Unified School District GO	5.000%	8/1/19	600	652
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	527
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	832
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	620
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	958
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	500	570
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	713
Union City CA Community Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31	1,820	2,057
Union City CA Community Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32	1,360	1,529
Union City CA Community Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33	3,000	3,359
Union City CA Community Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/35	1,250	1,390
Union City CA Community Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/36	1,000	1,109
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,000	6,939
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	10,824
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,000	10,739
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/28	5,000	5,793
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,000	5,752
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/30	3,000	3,422
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	9,539
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	13,618
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	15,654
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	10,125	11,287
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	10,527
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	16,738
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,580
University of California Revenue	5.000%	5/15/17	4,000	4,076
University of California Revenue	5.000%	5/15/18	3,000	3,168
University of California Revenue	5.000%	5/15/19	15,815	17,163
University of California Revenue	5.000%	5/15/19	5,250	5,702
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,316
University of California Revenue	5.000%	5/15/20	8,250	9,168
University of California Revenue	5.000%	5/15/20	4,360	4,850

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/21	3,000	3,403
University of California Revenue	5.000%	5/15/22	5,420	6,138
University of California Revenue	5.000%	5/15/22	9,000	10,377
University of California Revenue	5.000%	5/15/22	3,500	4,028
University of California Revenue	5.000%	5/15/23	1,865	2,177
University of California Revenue	5.000%	5/15/24	5,000	5,895
University of California Revenue	5.000%	5/15/25	9,030	10,666
University of California Revenue	5.000%	5/15/25	2,400	2,843
University of California Revenue	5.000%	5/15/27	10,900	12,238
University of California Revenue	5.000%	5/15/27	7,000	8,196
University of California Revenue	5.000%	5/15/28	11,680	13,098
University of California Revenue	5.000%	5/15/28	7,080	8,179
University of California Revenue	5.000%	5/15/28	9,075	10,580
University of California Revenue	5.000%	5/15/30	1,400	1,581
University of California Revenue	5.000%	5/15/30	1,000	1,161
University of California Revenue	5.000%	5/15/31	2,290	2,601
University of California Revenue	5.000%	5/15/32	4,000	4,594
University of California Revenue	5.000%	5/15/32	14,020	15,730
University of California Revenue	5.250%	5/15/32	5,000	5,732
University of California Revenue	5.000%	5/15/33	10,110	11,283
University of California Revenue	5.000%	5/15/33	5,000	5,712
University of California Revenue	5.000%	5/15/33	6,995	7,927
University of California Revenue	5.000%	5/15/33	15,240	17,008
University of California Revenue	5.000%	5/15/34	3,915	4,455
University of California Revenue	5.000%	5/15/34	15,900	17,695
University of California Revenue	5.000%	5/15/35	1,835	2,083
University of California Revenue	5.000%	5/15/36	5,425	6,145
University of California Revenue PUT	1.400%	5/15/21	4,300	4,180
University of California Revenue PUT	5.000%	5/15/23	52,095	60,763
Upland CA Community Facilities District No. 2003-2
Improvement Area No. 1 Special Tax Revenue	5.000%	9/1/31	1,110	1,201
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	685
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	662
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,534
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,592
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,659
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,356
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,346
Ventura County CA Community College District GO	5.000%	8/1/25	1,915	2,171
Ventura County CA Community College District GO	5.000%	8/1/27	2,205	2,499
Ventura County CA Community College District GO	0.000%	8/1/28	15,000	9,778
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,377
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,129
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,235

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,390
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	311
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	551
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	364
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	455
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,975	6,802
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	425
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	326
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	305
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	298
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	382
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	462
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	679
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,694
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,161
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	290
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	410
Walnut Valley CA Unified School District GO	5.000%	8/1/27	1,385	1,631
Washington Township CA Health Care District GO	5.000%	8/1/23	170	197
Washington Township CA Health Care District GO	4.000%	8/1/24	625	685
Washington Township CA Health Care District GO	5.000%	8/1/25	1,425	1,668
Washington Township CA Health Care District GO	5.000%	8/1/26	1,395	1,636
Washington Township CA Health Care District
Revenue	5.000%	7/1/17	760	776
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	336
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	536
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	395
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	384
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	805
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	447
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	842
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	871
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	999

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,080
West Basin CA Municipal Water District Revenue	5.000%	8/1/22	2,000	2,295
West Contra Costa CA Unified School District GO	4.000%	8/1/17	850	867
West Contra Costa CA Unified School District GO	5.000%	8/1/18	1,000	1,063
West Contra Costa CA Unified School District GO	5.000%	8/1/20	250	278
West Contra Costa CA Unified School District GO	6.000%	8/1/26	5,000	6,298
West Contra Costa CA Unified School District GO	5.000%	8/1/30	3,425	3,866
West Contra Costa CA Unified School District GO	5.000%	8/1/31	5,690	6,386
West Contra Costa CA Unified School District GO	5.000%	8/1/32	1,825	2,057
West Contra Costa CA Unified School District GO	5.000%	8/1/32	5,560	6,220
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,650	1,361
West Contra Costa CA Unified School District GO	5.000%	8/1/33	915	1,020
West Contra Costa CA Unified School District GO	5.000%	8/1/33	1,020	1,138
West Contra Costa CA Unified School District GO	5.000%	8/1/33	3,265	3,638
West Contra Costa CA Unified School District GO	5.000%	8/1/34	2,010	2,235
West Contra Costa CA Unified School District GO	5.000%	8/1/34	1,070	1,190
West Contra Costa CA Unified School District GO	5.000%	8/1/35	1,400	1,555
West Contra Costa CA Unified School District GO	5.000%	8/1/35	1,000	1,111
West Valley-Mission CA Community College
District GO	5.000%	8/1/30 (4)	215	216
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,350	2,320
Western Placer CA Unified School District COP	3.000%	8/1/21 (4)	500	515
Western Placer CA Unified School District COP	3.000%	8/1/23 (4)	600	610
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	846
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	857
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,147
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,418
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	1,962
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,225
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,692
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	1,845
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	531
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,109
				11,383,681
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	750	819
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,125	1,240
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	1,500	1,672
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	587
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	438
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	554
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,296
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,483

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,325
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	4,733
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,560
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,784
Guam Power Authority Revenue	5.000%	10/1/26	1,810	1,980
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,571
				29,042
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,508
Total Tax-Exempt Municipal Bonds (Cost $11,335,103)				11,414,231

				Amount
				($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard				944
Receivables for Investment Securities Sold				105,426
Receivables for Accrued Income				123,701
Receivables for Capital Shares Issued				10,118
Other Assets				719
Total Other Assets				240,908
Liabilities
Payables for Investment Securities Purchased				(159,997)
Payables for Capital Shares Redeemed				(31,439)
Payables for Distributions				(5,832)
Payables to Vanguard				(6,955)
Other Liabilities				(6,801)
Total Liabilities				(211,024)
Net Assets (100%)				11,444,115

California Intermediate-Term Tax-Exempt Fund

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	11,410,578
Overdistributed Net Investment Income	(18)
Accumulated Net Realized Losses	(45,423)
Unrealized Appreciation (Depreciation)
Investment Securities	79,128
Futures Contracts	(150)
Net Assets	11,444,115

Investor Shares—Net Assets
Applicable to 142,867,056 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,631,481
Net Asset Value Per Share—Investor Shares	$11.42

Admiral Shares—Net Assets
Applicable to 859,280,196 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,812,634
Net Asset Value Per Share—Admiral Shares	$11.42

• See Note A in Notes to Financial Statements.
1 Securities with a value of $3,098,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $118,137,000, representing 1.0% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2016.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	316,750
Total Income	316,750
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,236
Management and Administrative—Investor Shares	2,446
Management and Administrative—Admiral Shares	6,557
Marketing and Distribution—Investor Shares	445
Marketing and Distribution—Admiral Shares	1,013
Custodian Fees	124
Auditing Fees	36
Shareholders’ Reports—Investor Shares	40
Shareholders’ Reports—Admiral Shares	54
Trustees’ Fees and Expenses	7
Total Expenses	11,958
Net Investment Income	304,792
Realized Net Gain (Loss)
Investment Securities Sold	13,917
Futures Contracts	(1,169)
Realized Net Gain (Loss)	12,748
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(427,658)
Futures Contracts	(155)
Change in Unrealized Appreciation (Depreciation)	(427,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,273)

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	304,792	273,479
Realized Net Gain (Loss)	12,748	16,391
Change in Unrealized Appreciation (Depreciation)	(427,813)	(5,384)
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,273)	284,486
Distributions
Net Investment Income
Investor Shares	(42,106)	(42,345)
Admiral Shares	(262,704)	(231,134)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(304,810)	(273,479)
Capital Share Transactions
Investor Shares	181,111	64,521
Admiral Shares	1,423,231	1,495,420
Net Increase (Decrease) from Capital Share Transactions	1,604,342	1,559,941
Total Increase (Decrease)	1,189,259	1,570,948
Net Assets
Beginning of Period	10,254,856	8,683,908
End of Period[1]	11,444,115	10,254,856

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($18,000) and 0.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.79	$11.78	$11.32	$11.92	$11.18
Investment Operations
Net Investment Income	.307	.331	.355	.373	.379
Net Realized and Unrealized Gain (Loss)
on Investments	(.370)	.010	.460	(.600)	.740
Total from Investment Operations	(. 063)	. 341	. 815	(. 227)	1.119
Distributions
Dividends from Net Investment Income	(.307)	(.331)	(.355)	(.373)	(.379)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 307)	(. 331)	(. 355)	(. 373)	(. 379)
Net Asset Value, End of Period	$11.42	$11.79	$11.78	$11.32	$11.92

Total Return[1]	-0.62%	2.93%	7.29%	-1.91%	10.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,631	$1,509	$1,444	$1,227	$1,375
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.81%	3.06%	3.24%	3.26%
Portfolio Turnover Rate	16%	17%	11%	12%	9%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.79	$11.78	$11.32	$11.92	$11.18
Investment Operations
Net Investment Income	.319	.340	.364	.382	.388
Net Realized and Unrealized Gain (Loss)
on Investments	(.370)	.010	.460	(.600)	.740
Total from Investment Operations	(. 051)	. 350	. 824	(. 218)	1.128
Distributions
Dividends from Net Investment Income	(.319)	(.340)	(.364)	(.382)	(.388)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.319)	(.340)	(.364)	(.382)	(.388)
Net Asset Value, End of Period	$11.42	$11.79	$11.78	$11.32	$11.92

Total Return[1]	-0.52%	3.01%	7.37%	-1.83%	10.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,813	$8,746	$7,240	$5,652	$5,507
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.66%	2.89%	3.14%	3.32%	3.34%
Portfolio Turnover Rate	16%	17%	11%	12%	9%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2016, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $944,000, representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

California Intermediate-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,414,231	—
Futures Contracts—Assets[1]	480	—	—
Futures Contracts—Liabilities[1]	(982)	—	—
Total	(502)	11,414,231	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra 10-Year U.S. Treasury Note	December 2016	379	50,952	(185)
2-Year U.S. Treasury Note	March 2017	523	113,393	29
5-Year U.S. Treasury Note	March 2017	907	106,884	(221)
30-Year U.S. Treasury Bond	March 2017	(320)	(48,410)	227
				(150)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at November 30, 2016, the fund used capital loss carryforwards of $12,357,000 to offset taxable capital gains realized during the year ended November 30, 2016. At November 30, 2016, the fund had available capital losses totaling $45,481,000 to offset future net capital gains of $38,406,000 through November 30, 2017, $990,000 through November 30, 2018, and $6,085,000 through November 30, 2019. Capital loss carryforwards of $16,067,000 expired on November 30, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

California Intermediate-Term Tax-Exempt Fund

At November 30, 2016, the cost of investment securities for tax purposes was $11,335,194,000. Net unrealized appreciation of investment securities for tax purposes was $79,037,000, consisting of unrealized gains of $278,555,000 on securities that had risen in value since their purchase and $199,518,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2016, the fund purchased $3,389,133,000 of investment securities and sold $1,726,169,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2016, such purchases and sales were $684,700,000 an $764,963,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	612,863	51,141	546,730	46,454
Issued in Lieu of Cash Distributions	36,716	3,071	36,722	3,119
Redeemed	(468,468)	(39,255)	(518,931)	(44,244)
Net Increase (Decrease)—Investor Shares	181,111	14,957	64,521	5,329
Admiral Shares
Issued	2,723,838	227,485	2,385,690	202,859
Issued in Lieu of Cash Distributions	199,009	16,646	175,300	14,892
Redeemed	(1,499,616)	(126,396)	(1,065,570)	(90,728)
Net Increase (Decrease)—Admiral Shares	1,423,231	117,735	1,495,420	127,023

At November 30, 2016, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCITX	VCLAX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.35%	2.47%

Financial Attributes
		Bloomberg	Bloomberg
		Barclays CA	Barclays
		Muni Bond	Municipal
	Fund	Index Bond Index
Number of
Bonds	791	6,938	50,263
Yield to Maturity
(before
expenses)	3.0%	2.6%	2.8%
Average Coupon	4.3%	4.7%	4.8%
Average Duration	7.4 years	6.5 years	6.6 years
Average Stated
Maturity	16.9 years	13.4 years	12.8 years
Short-Term
Reserves	2.2%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays CA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.98
Beta	1.22	1.26

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.9%
1 - 3 Years	4.7
3 - 5 Years	3.1
5 - 10 Years	8.8
10 - 20 Years	41.7
20 - 30 Years	34.7
Over 30 Years	3.1

Distribution by Credit Quality (% of portfolio)
AAA	7.8%
AA	69.9
A	14.8
BBB	5.5
BB	0.2
B	0.4
Not Rated	1.4

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

California Long-Term Tax-Exempt Fund

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2006, Through November 30, 2016

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Long-Term Tax-Exempt Fund
Investor Shares	-0.55%	4.50%	3.96%	$14,744
Bloomberg Barclays CA Municipal Bond
Index	-0.55	4.04	4.28	15,203
California Municipal Debt Funds
Average	-0.12	4.51	3.73	14,417
Bloomberg Barclays Municipal Bond
Index	-0.22	3.43	4.09	14,929

California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
California Long-Term Tax-Exempt Fund
Admiral Shares	-0.45%	4.59%	4.04%	$74,311
Bloomberg Barclays CA Municipal Bond
Index	-0.55	4.04	4.28	76,013
Bloomberg Barclays Municipal Bond Index	-0.22	3.43	4.09	74,645

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
				Bloomberg
				Barclays CA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.52%	-3.37%	1.15%	2.17%
2008	4.13	-11.08	-6.95	-5.18
2009	4.96	7.75	12.71	13.21
2010	4.36	0.27	4.63	5.80
2011	4.51	2.09	6.60	7.49
2012	4.30	8.90	13.20	11.80
2013	3.64	-7.60	-3.96	-2.92
2014	4.07	6.72	10.79	9.32
2015	3.62	0.41	4.03	3.30
2016	3.25	-3.80	-0.55	-0.55

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	6.99%	5.84%	4.18%	0.60%	4.78%
Admiral Shares	11/12/2001	7.09	5.93	4.26	0.60	4.86

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
California (98.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,047
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,387
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,116
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	734
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,270
Alameda CA Community Improvement Commission
Successor Agency Tax Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,678
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	16,043
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,087
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,071
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,508
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	550	588
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,855
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,077
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	2,225	2,366
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,463
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/46	3,255	3,470
Anaheim CA Public Financing Authority Revenue
(Electric System)	4.000%	10/1/31	5,080	5,275
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	1,645	1,781

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	10,969
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,116
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,461
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,448
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,367
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	2,350	2,579
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	14,000	15,021
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.150%	4/1/20	3,500	3,486
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,500	1,495
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,135	2,410
Cabrillo CA Community College District Revenue	0.000%	5/1/26 (2)	9,000	5,949
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,522
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	6/1/22 (Prere.)	4,000	4,631
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	25	30
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/28	2,500	2,969
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	6,475	7,568
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/33	2,000	2,319
California Educational Facilities Authority Revenue
(Claremont McKenna College)	5.000%	1/1/28	1,250	1,463
California Educational Facilities Authority Revenue
(Claremont McKenna College)	5.000%	1/1/29	1,000	1,157
California Educational Facilities Authority Revenue
(Claremont McKenna College)	4.000%	1/1/39	10,000	9,927
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,738
California Educational Facilities Authority Revenue
(College of Arts)	5.250%	6/1/30	1,125	1,201
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/37	1,130	1,258
California Educational Facilities Authority Revenue
(Occidental College)	5.000%	10/1/45	1,425	1,575
California Educational Facilities Authority Revenue
(Pepperdine College)	5.000%	9/1/33	3,000	3,328
California Educational Facilities Authority Revenue
(Pepperdine College)	5.000%	12/1/39	2,000	2,230
California Educational Facilities Authority Revenue
(Pepperdine College)	5.000%	9/1/45	5,000	5,549
California Educational Facilities Authority Revenue
(Pepperdine College)	5.000%	10/1/46	2,000	2,232

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Educational Facilities Authority Revenue
	(Santa Clara University)	5.000%	4/1/39	5,880	6,499
	California Educational Facilities Authority Revenue
	(Santa Clara University)	5.000%	4/1/45	6,500	7,150
	California Educational Facilities Authority Revenue
	(Stanford University)	5.000%	3/15/26	5,330	6,406
	California Educational Facilities Authority Revenue
	(Stanford University)	5.250%	4/1/40	6,000	7,499
	California Educational Facilities Authority Revenue
	(Stanford University)	5.000%	6/1/43	3,760	4,588
	California Educational Facilities Authority Revenue
	(Stanford University)	5.000%	5/1/45	4,000	4,901
	California Educational Facilities Authority Revenue
	(Stanford University)	5.000%	6/1/46	9,000	11,053
	California Educational Facilities Authority Revenue
	(University of San Francisco)	6.125%	10/1/36	1,250	1,458
	California Educational Facilities Authority Revenue
	(University of Southern California)	5.000%	10/1/18 (Prere.)	7,730	8,268
	California Educational Facilities Authority Revenue
	(University of Southern California)	5.000%	10/1/18 (Prere.)	3,445	3,685
	California Educational Facilities Authority Revenue
	(University of Southern California)	5.250%	10/1/18 (Prere.)	3,420	3,674
3	California Educational Facilities Authority Revenue
	(University of Southern California) TOB VRDO	0.610%	12/7/16	7,388	7,388
	California Educational Facilities Authority Revenue
	(University of the Pacific)	5.000%	11/1/30	3,225	3,608
	California Educational Facilities Authority Revenue
	(University of the Pacific)	5.000%	11/1/36	3,235	3,539
	California GO	6.000%	8/1/19 (14)	210	212
	California GO	5.000%	4/1/20	1,460	1,572
	California GO	5.000%	9/1/20	5,000	5,579
	California GO	5.000%	9/1/21	5,000	5,666
	California GO	5.000%	9/1/21	11,000	12,466
	California GO	5.250%	9/1/22	3,000	3,494
	California GO	5.250%	9/1/23	6,000	6,906
	California GO	5.000%	11/1/23	7,000	8,172
	California GO	5.000%	5/1/24	3,000	3,508
	California GO	5.000%	11/1/24	6,670	7,839
	California GO	5.000%	3/1/25	7,000	7,660
	California GO	5.000%	6/1/26 (14)	1,730	1,763
	California GO	5.000%	3/1/27	10,000	11,570
	California GO	5.250%	10/1/27	5,000	5,725
	California GO	5.100%	11/1/27	1,475	1,641
	California GO	5.000%	3/1/28	10,000	11,498
	California GO	5.000%	8/1/28	2,875	3,318
	California GO	4.000%	9/1/28	6,000	6,411
	California GO	5.000%	9/1/28	2,500	2,655
	California GO	5.000%	9/1/29	5,125	5,441
	California GO	5.000%	10/1/29	1,400	1,522
	California GO	5.250%	10/1/29	4,700	5,149
	California GO	5.250%	3/1/30	10,000	11,009
	California GO	4.500%	8/1/30	950	955
	California GO	5.000%	9/1/30	1,500	1,689
	California GO	5.250%	9/1/30	6,000	6,824
	California GO	5.750%	4/1/31	15,875	17,376

144

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/31	9,460	10,740
California GO	5.000%	9/1/31	1,800	2,024
California GO	5.000%	9/1/31	3,020	3,469
California GO	5.000%	10/1/31	4,500	5,104
California GO	4.000%	9/1/32	7,500	7,713
California GO	5.000%	9/1/32	2,775	3,173
California GO	5.000%	9/1/32	1,045	1,171
California GO	5.000%	10/1/32	8,790	9,937
California GO	5.000%	2/1/33	2,615	2,895
California GO	6.000%	3/1/33	7,000	7,916
California GO	5.125%	4/1/33	8,500	8,854
California GO	6.500%	4/1/33	33,000	36,536
California GO	5.000%	8/1/33	2,635	2,963
California GO	5.000%	8/1/33	5,000	5,690
California GO	5.000%	10/1/33	4,000	4,507
California GO	5.250%	4/1/35	5,000	5,643
California GO	4.000%	9/1/35	9,550	9,704
California GO	6.000%	11/1/35	5,000	5,576
California GO	5.000%	9/1/36	8,500	9,463
California GO	5.000%	4/1/37	5,000	5,509
California GO	5.250%	3/1/38	8,000	8,316
California GO	6.000%	4/1/38	21,190	23,158
California GO	5.250%	8/1/38	10,000	10,515
California GO	5.000%	10/1/39	7,615	8,463
California GO	5.500%	11/1/39	3,690	4,041
California GO	6.000%	11/1/39	2,700	3,007
California GO	5.500%	3/1/40	11,500	12,701
California GO	4.000%	12/1/40	5,000	5,020
California GO	5.000%	10/1/41	5,000	5,542
California GO	5.000%	4/1/42	2,000	2,180
California GO	5.000%	9/1/42	8,515	9,338
California GO	5.000%	2/1/43	6,265	6,855
California GO	5.000%	4/1/43	6,500	7,127
California GO	5.000%	11/1/43	12,425	13,722
California GO	5.000%	12/1/43	5,335	5,898
California GO	5.000%	5/1/44	5,000	5,514
California GO	5.000%	8/1/45	11,735	12,976
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,417
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,000	1,014
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	9,368
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,500
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,808
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,455
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,650
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19 (Prere.)	4,995	5,466
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19 (Prere.)	2,415	2,643

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	5,756
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,244
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,586
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,517
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,000	4,919
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,748
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38	3,000	3,362
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41	4,025	4,388
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,182
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,461
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,479
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,888
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,126
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,088
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,453
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/43	5,300	5,699
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/55	7,000	7,622
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,115
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,206
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,109
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,643
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,761
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	698
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,732
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,618

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,194
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,731
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,000	6,660
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,062
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,000	9,523
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	2,500	2,704
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,920	4,375
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,678
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,597
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,414
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,398
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,147
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,327
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,518
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,287
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/41	3,000	2,899
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	9,724
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	7,000	7,528
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	26,000	28,140
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/26	10,320	12,408
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/28	3,400	4,035
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/29	3,445	4,078
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/33	3,000	3,472
California Infrastructure & Economic Development
Bank Revenue	5.000%	10/1/34	5,000	5,726
California Infrastructure & Economic Development
Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group)	5.000%	11/1/30	2,000	2,268
California Infrastructure & Economic Development
Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group)	5.000%	11/1/41	6,000	6,618

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit) TOB VRDO	0.660%	12/1/16 (Prere.)	19,940	19,940
California Infrastructure & Economic Development
Bank Revenue (Pacific Gas & Electric Co.) VRDO	0.580%	12/1/16 LOC	8,300	8,300
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/28	1,220	1,390
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/29	1,290	1,458
California Municipal Finance Authority (Community
Hospitals of Central California Obligated Group)
COP	5.250%	2/1/17 (Prere.)	425	428
California Municipal Finance Authority (Community
Hospitals of Central California Obligated Group)
COP	5.500%	2/1/39	11,000	11,692
California Municipal Finance Authority (Community
Hospitals of Central California Obligated Group)
COP	5.250%	2/1/46	3,225	3,233
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project) VRDO	0.480%	12/1/16	9,500	9,500
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA) VRDO	0.470%	12/1/16	1,030	1,030
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,399
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,380
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,500
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,651
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,099
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	3,000	3,124
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,332
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,645
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,299
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	725
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,880
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,628
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,661
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/29 (15)	1,345	1,490
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	10,000	10,753

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.600%	12/1/16 LOC	1,250	1,250
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego County
Water Authority Desalination Project Pipeline)	5.000%	11/21/45	1,500	1,498
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,217
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	6,000	6,634
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	8,250	9,169
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,813
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,437
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,707
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,684
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,720
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,278
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,710
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,234
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,252
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,725
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,547
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,320
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,280	3,581
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	5,000	5,459
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	4,500	4,967
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,258
California State University Systemwide Revenue	5.000%	11/1/26	3,000	3,529
California State University Systemwide Revenue	5.000%	11/1/30	13,650	15,754
California State University Systemwide Revenue	5.000%	11/1/30	2,500	2,872
California State University Systemwide Revenue	5.000%	11/1/31	5,150	5,917
California State University Systemwide Revenue	5.000%	11/1/31	7,000	7,906
California State University Systemwide Revenue	5.000%	11/1/32	6,510	7,434
California State University Systemwide Revenue	5.000%	11/1/32	7,000	7,865
California State University Systemwide Revenue	4.000%	11/1/37	1,875	1,885
California State University Systemwide Revenue	5.000%	11/1/37	10,000	10,886
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,191
California State University Systemwide Revenue	4.000%	11/1/38	1,385	1,385
California State University Systemwide Revenue	5.000%	11/1/38	4,000	4,463
California State University Systemwide Revenue	5.000%	11/1/41	12,550	14,028
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,465
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,006
California State University Systemwide Revenue	5.000%	11/1/47	8,620	9,483

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue
PUT	3.000%	11/1/19	7,000	7,221
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,041
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,397
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,326
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,355
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	4,670
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	5.000%	11/15/29 (4)	940	1,067
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	5.000%	11/15/44 (4)	5,500	6,041
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	5.000%	11/15/49 (4)	1,000	1,096
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	338
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,676
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	14,898
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,417
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System)	5.750%	7/1/30	5,000	4,642
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System)	5.750%	7/1/35	1,515	1,388
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,630
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,093
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,122
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,500	1,611
California Statewide Communities Development
Authority Revenue (John Muir Health)	4.000%	8/15/51	3,500	3,221

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,221
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	16,848
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	3,000	3,029
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	1,600	1,676
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/17 (Prere.)	2,900	2,984
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,809
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,158
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,410
California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	839
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,085
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,328
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30	1,500	1,627
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32	1,250	1,339
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40	3,000	3,147
Centinela Valley CA Union High School District GO	6.000%	8/1/23 (Prere.)	3,000	3,703
Centinela Valley CA Union High School District GO	4.000%	8/1/50 (4)	3,000	2,861
Central School District San Bernardino California GO	5.000%	8/1/47	3,000	3,340
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,167
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,936
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	785
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,717
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,701
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	3,882
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	5,000	5,092
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,539
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	1,942
Chula Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	10/1/24	1,845	2,001
Chula Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,294

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chula Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,256
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,426
Citrus CA Community College District GO	0.000%	8/1/37	2,475	1,943
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,684
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,528
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,852
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,185
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,041
Contra Costa CA Community College District GO	5.000%	8/1/38	3,600	4,028
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,186
Cotati-Rohnert Park CA Unified School District GO	5.000%	8/1/44 (4)	3,000	3,260
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,441
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,505
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	3,845
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,745
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,182
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/39	2,030	2,274
Eastern California Municipal Water District Water
& Wastewater Revenue	4.000%	7/1/35	3,780	3,822
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,146
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,272
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,749
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,400
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,101
Escondido CA GO	5.000%	9/1/30	2,030	2,312
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,668
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,479
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,012
Foothill-De Anza CA Community College
District GO	0.000%	8/1/17 (14)	3,000	2,976
Foothill-De Anza CA Community College
District GO	5.000%	8/1/21 (Prere.)	10,000	11,409
Foothill-De Anza CA Community College
District GO	0.000%	8/1/22 (14)	3,850	3,359
Foothill-De Anza CA Community College
District GO	0.000%	8/1/23 (14)	3,590	3,009
Foothill-De Anza CA Community College
District GO	0.000%	8/1/25 (14)	2,390	1,836
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	7,016
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,499
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	14,836
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,467

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gavilan CA Joint Community College District GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,495
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28	10,000	6,392
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,444
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	10,000	10,880
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,976
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	3,783
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,199
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	3,888
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,150
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	1,750	2,060
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,750	3,119
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/34	3,120	3,532
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/36	3,420	3,850
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,000	4,424
Irvine Ranch CA Water District COP	5.000%	3/1/46	5,000	5,633
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,149
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/45	8,000	7,397
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,150
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,160
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,537
Lancaster CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,123
Lancaster CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,407
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,504
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,797
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,209
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.034%	11/15/26	1,800	1,687
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,165	1,274
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,306
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,012
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,697
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	4,742
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,672
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,230
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,331
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	7,340	7,543
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	3,980	4,398
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	5,160	5,769
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	5,000	5,645
Los Angeles CA Community College District GO	5.000%	8/1/25	6,100	7,112
Los Angeles CA Community College District GO	5.000%	6/1/26	3,000	3,581
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,038
Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	6,922

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	4.000%	8/1/29	1,250	1,315
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,309
Los Angeles CA Community College District GO	4.000%	8/1/31	1,700	1,759
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,553
Los Angeles CA Community College District GO	5.000%	8/1/38	5,000	5,650
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,578
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,515
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,500
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,026
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,369
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,779
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	4,997
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,349
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	11,346
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	5,725
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	16,322
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,355	1,556
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,101
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,402
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,803
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,208
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	3,904
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,750	4,225
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,130
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,501
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,720
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,750	1,963
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	13,762
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	1,990
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,411

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,250
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,000	2,238
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,025
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,297
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,543
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,490
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	15,392
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	7,000	7,794
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	9,930	11,056
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	2,783
Los Angeles CA Department of Water & Power
Revenue VRDO	0.500%	12/1/16	3,860	3,860
Los Angeles CA GO	5.000%	9/1/31	5,785	6,405
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	4,500	4,547
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	1,290	1,512
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	1,210	1,401
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,425
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	2,719
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,285
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	8,000	8,195
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,870
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,473
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	5,812
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,204
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,156
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,248
Los Angeles CA Unified School District GO	3.000%	7/1/31	8,000	7,280
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,391
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,044
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,051
Los Angeles CA Unified School District GO	5.000%	7/1/40	5,000	5,556
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,129
3 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.580%	12/7/16	7,500	7,500
Los Angeles County CA Metropolitan
Transportation Authority Revenue
(Union Station Gateway Project)	5.000%	7/1/27	2,000	2,335
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	3,235	3,842

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	8,944
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,000	2,321
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,699
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	5,715
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,055
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,582
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	620	649
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,411
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,897
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,198
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	5,394
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,500
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	6,335	7,004
Marin CA Community College District GO	4.000%	8/1/35	700	708
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,514
Marin CA Healthcare District GO	5.000%	8/1/29	555	635
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,438
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/31	3,000	3,240
Metropolitan Water District of Southern California
Revenue	5.000%	10/1/33	6,000	6,719
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/34	5,000	5,717
Metropolitan Water District of Southern California
Revenue	5.000%	10/1/35	2,855	3,182
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/40	4,500	5,068
Midpeninsula CA Regional Open Space District GO	4.000%	9/1/38	1,220	1,240
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,407
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,504
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	1,000	1,068
Modesto CA Irrigation District Financing Authority
Electric Revenue	5.000%	10/1/40	6,000	6,578
Modesto CA Irrigation District Financing Authority
Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,140	7,004
Mountain View-Whisman CA School District COP	4.000%	6/1/30	675	691
Mountain View-Whisman CA School District COP	4.000%	6/1/32	1,500	1,517
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,415
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,266
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,639
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,207

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,868
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	446
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	852
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	409
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,425	6,681
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,131
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,682
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/25	1,825	1,931
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/26	1,995	2,095
Novato CA Unified School District GO	5.000%	8/1/28	800	920
Oakland CA GO	5.000%	1/15/29	1,640	1,867
Oakland CA GO	5.000%	1/15/31	3,550	3,863
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,147
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,189
Oakland CA Unified School District GO	5.000%	8/1/40	500	548
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,124
Ohlone CA Community College District GO	4.000%	8/1/41	5,000	4,992
Palmdale CA COP	5.250%	9/1/19 (14)	350	351
Palmdale CA COP	5.250%	9/1/20 (14)	345	346
Palmdale CA COP	5.250%	9/1/21 (14)	435	437
Palmdale CA COP	5.250%	9/1/22 (14)	530	532
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.250%	9/2/22	200	215
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/26	1,000	1,085
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,148
Palomar Pomerado Health California COP	6.000%	11/1/41	3,800	4,143
Palomar Pomerado Health California GO	4.500%	8/1/17 (Prere.)	12,000	12,293
Palomar Pomerado Health California GO	4.000%	8/1/30	5,000	5,117
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,927
Palomar Pomerado Health California GO	5.000%	8/1/34	500	551
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,000
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	1,990
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,270
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Redevelopment
Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,018
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,408
Peralta CA Community College District Revenue	5.000%	8/1/19 (Prere.)	4,000	4,373
Peralta CA Community College District Revenue	5.000%	8/1/33	5,000	5,612
3 Peralta CA Community College District Revenue
TOB VRDO	0.580%	12/7/16	12,445	12,445
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,702
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,593

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,519
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	777
Pittsburg CA Water Revenue	5.000%	8/1/27	830	986
Pittsburg CA Water Revenue	5.000%	8/1/28	585	687
Poway CA Unified School District GO	5.000%	9/1/25	1,830	2,015
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,177
Poway CA Unified School District GO	5.000%	9/1/27	2,045	2,240
Poway CA Unified School District GO	5.000%	9/1/31	1,370	1,486
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,502
Poway CA Unified School District GO	5.000%	9/1/33	990	1,068
Poway CA Unified School District GO	0.000%	8/1/34	8,130	3,834
Poway CA Unified School District GO	5.000%	9/1/36	685	733
Poway CA Unified School District GO	0.000%	8/1/46	10,000	2,602
Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,019
Poway CA Unified School District Public Financing
Authority Community Facilities District No. 11
Zones 2 & 3 Special Tax Revenue	5.000%	9/15/38	1,215	1,280
Poway CA Unified School District Public Financing
Authority Community Facilities District No. 11
Zones 2 & 3 Special Tax Revenue	5.000%	9/15/43	2,460	2,578
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/24	785	886
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,596
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,149
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/28	1,340	1,530
Poway CA Unified School District Public Financing
Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,760	1,939
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,006
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,123
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	666
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,365
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,181
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	7,197
3 Riverside CA Electric Revenue TOB VRDO	0.580%	12/7/16	2,800	2,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,418
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,494
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,613
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,967

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,051
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,483
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,562
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	5,624
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	8,973
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,508
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/41	6,710	1,959
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/42	2,975	812
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/43	7,500	1,896
Riverside County CA Transportation Commission
Toll Revenue	5.750%	6/1/48	2,000	2,212
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/37	4,500	4,879
Roseville CA Natural Gas Financing Authority Gas
Revenue	5.000%	2/15/18	620	641
Roseville CA Natural Gas Financing Authority Gas
Revenue	5.000%	2/15/22	1,610	1,752
Roseville CA Natural Gas Financing Authority Gas
Revenue	5.000%	2/15/28	2,450	2,658
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,315
Sacramento CA Area Flood Control Agency Special
Assessment Revenue (Natomas Basin Local
Assessment)	5.000%	10/1/39 (15)	1,900	2,076
Sacramento CA Area Flood Control Agency Special
Assessment Revenue (Natomas Basin Local
Assessment)	5.000%	10/1/44 (15)	2,000	2,177
Sacramento CA Financing Authority Lease Revenue	5.400%	11/1/20 (2)	4,760	5,161
Sacramento CA Municipal Utility District Financing
Authority Revenue	5.000%	7/1/26	5,250	6,128
Sacramento CA Municipal Utility District Financing
Authority Revenue	5.000%	7/1/27	5,000	5,803
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28	2,000	2,278
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/31	1,175	1,310
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32	1,195	1,332
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33	1,450	1,616
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/36	3,000	3,250
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/42	5,000	5,343
Sacramento CA Unified School District GO	5.000%	8/1/25 (4)	775	901
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,134
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,493
San Bernardino CA City Unified School District GO	5.000%	8/1/27 (4)	1,060	1,192
San Bernardino CA City Unified School District GO	0.000%	8/1/35 (4)	5,900	2,606

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Bernardino CA City Unified School District GO	0.000%	8/1/36 (4)	5,000	2,102
San Bernardino CA Community College District GO	0.000%	8/1/44	15,000	4,005
San Bernardino CA Community College District GO	5.000%	8/1/45	3,500	3,862
San Bernardino CA Community College District GO	0.000%	8/1/48	17,770	3,898
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	3,090	3,203
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,471
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	2,500	2,749
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,423
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,852
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,275
San Diego CA Community College District GO	4.000%	8/1/32	5,300	5,424
San Diego CA Community College District GO	0.000%	8/1/36	8,000	3,525
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,417
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,652
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,559
San Diego CA Public Facilities Financing Authority
Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,527
San Diego CA Public Facilities Financing Authority
Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,780
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/28	5,000	5,823
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/34	4,000	4,527
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/35	5,000	5,646
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/36	5,000	5,628
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,075
San Diego CA Unified School District GO	5.000%	7/1/27	5,000	5,828
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,107
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,078
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	883
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	838
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	575
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,226
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,527
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	1,915
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	7,813
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	2,660
San Diego County CA COP	5.000%	10/15/28	1,445	1,665
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,402
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,513
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,943
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,662
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,216
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,252

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,817
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,811
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,350	9,469
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.580%	12/7/16	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,108
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,792
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,360
San Francisco CA City & County COP	4.000%	9/1/33	5,855	5,998
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,687
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	3,735	4,207
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,322
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,552
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,101
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,113
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,660
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,478
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	31,690	34,546
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	3,190	3,733
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,019
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,170
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,326
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,605	2,870
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,443
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,879
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,704
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,358
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,239
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,531
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,441

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,442
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,506
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,433
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,553
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,121
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,474
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	8,000	8,059
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,106
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,262
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,199
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/28	975	1,116
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/30	1,200	1,353
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/37	850	934
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/43	3,500	3,762
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,365
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,132
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,666
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,433
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,463
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,000	10,454
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,502
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,358
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,460
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	933

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,988
San Jose CA Special Hotel Tax Revenue (Convention
Center Expansion & Renovation Project)	6.500%	5/1/42	5,000	5,772
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	11,393
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,278
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,742
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,568
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,767
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,031
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,579
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,396
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,208
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,128
San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	3,775
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,937
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,618
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,163
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,286
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,047
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	1,994
San Ramon Valley CA Unified School District GO	4.000%	8/1/34	3,445	3,490
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease Revenue	6.250%	7/1/17 (14)	1,000	1,031
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	1,913
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	712
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,468
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,381
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/27	5,000	5,821
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,303
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	737
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	614
Santa Monica CA Community College District GO	4.000%	8/1/31	3,000	3,086
Santa Rosa CA Wastewater Revenue	4.000%	9/1/27	1,350	1,450
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,454
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,109
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,406
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,673

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Simi Valley CA Unified School District GO	5.000%	8/1/27	1,500	1,750
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,079
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,675
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,284
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	3,960
Southern California Public Power Authority
Revenue	5.000%	7/1/26	3,500	4,055
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,478
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/30	5,000	5,437
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,923
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	3,960
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	3,938
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/28	1,000	1,164
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/41	7,000	7,812
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	7,812
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,113
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,122
Stockton CA Public Financing Authority
Water Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,529
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	4,565
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,729
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,363
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,386
Suisun City CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,413
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,753
Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	2,746
Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,469
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,945
Torrance CA Hospital Revenue
(Torrance Memorial Medical Center)	5.000%	9/1/40	3,000	3,155
Tulare County CA Transportation Authority Sales
Tax Revenue	4.000%	2/1/34	1,540	1,549
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,000	3,306
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,167
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,814

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,065
Tustin CA Unified School District Special
Tax Revenue	5.000%	9/1/31	3,000	3,263
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,530	1,592
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,184
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,273
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,587
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,662
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,126
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,792
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/27	5,000	5,822
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	1,760	1,962
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	20,000	21,742
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	7,500	7,281
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/47	15,000	16,171
University of California Revenue	5.250%	5/15/19 (Prere.)	1,140	1,244
University of California Revenue	5.250%	5/15/19 (Prere.)	1,995	2,181
University of California Revenue	5.250%	5/15/19 (Prere.)	3,865	4,218
University of California Revenue	5.750%	5/15/19 (Prere.)	7,000	7,738
University of California Revenue	5.000%	5/15/27	4,245	4,922
University of California Revenue	5.000%	5/15/28	5,000	5,701
University of California Revenue	5.000%	5/15/29	2,000	2,337
University of California Revenue	5.000%	5/15/31	2,000	2,311
University of California Revenue	5.000%	5/15/32	7,925	9,025
University of California Revenue	5.000%	5/15/32	1,000	1,149
University of California Revenue	5.000%	5/15/33	5,000	5,580
University of California Revenue	4.000%	5/15/34	5,000	5,112
University of California Revenue	5.000%	5/15/34	5,205	5,745
University of California Revenue	5.000%	5/15/35	3,640	4,018
University of California Revenue	5.250%	5/15/37	3,500	3,963
University of California Revenue	5.000%	5/15/38	10,000	11,055
University of California Revenue	5.000%	5/15/40	50	51
University of California Revenue	5.000%	5/15/40	5,000	5,541
University of California Revenue	5.000%	5/15/41	2,400	2,692
University of California Revenue	5.000%	5/15/46	5,000	5,587
University of California Revenue PUT	5.000%	5/15/23	6,500	7,582
Vallecitos CA Water District Water & Wastewater
Enterprise Revenue	5.000%	7/1/33	1,110	1,254
Vallecitos CA Water District Water & Wastewater
Enterprise Revenue	5.000%	7/1/35	750	843
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	1,641	1,704
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,249
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	4,840
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,471
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,148
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,369
Washington Township CA Health Care District GO	5.500%	8/1/40	5,000	5,617

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,031
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,766
West Contra Costa CA Unified School District GO	5.250%	8/1/35 (4)	7,000	7,813
West Contra Costa CA Unified School District GO	5.000%	8/1/40	3,000	3,303
West Sacramento CA Area Flood Control Agency
Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,227
West Sacramento CA Area Flood Control Agency
Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	2,939
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,000	2,001
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	675	776
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,142
Whittier CA Health Facilities Revenue (Presbyterian
Intercommunity Hospital Obligated Group)	5.000%	6/1/44	4,500	4,686
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	2,040
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,155
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,140
				3,470,669
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/39	4,900	5,179
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,113
				6,292
Total Tax-Exempt Municipal Bonds (Cost $3,413,013)				3,476,961

				Amount
				($000)
Other Assets and Liabilities (1.2%)
Other Assets
Investment in Vanguard				291
Receivables for Investment Securities Sold				27,047
Receivables for Accrued Income				36,510
Receivables for Capital Shares Issued				2,407
Other Assets				496
Total Other Assets				66,751
Liabilities
Payables for Investment Securities Purchased				(10,613)
Payables for Capital Shares Redeemed				(8,583)
Payables for Distributions				(3,177)
Payables to Vanguard				(3,018)
Other Liabilities				(841)
Total Liabilities				(26,232)
Net Assets (100%)				3,517,480

California Long-Term Tax-Exempt Fund

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,496,335
Undistributed Net Investment Income	7
Accumulated Net Realized Losses	(42,849)
Unrealized Appreciation (Depreciation)
Investment Securities	63,948
Futures Contracts	39
Net Assets	3,517,480

Investor Shares—Net Assets
Applicable to 39,027,380 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	455,024
Net Asset Value Per Share—Investor Shares	$11.66

Admiral Shares—Net Assets
Applicable to 262,666,744 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,062,456
Net Asset Value Per Share—Admiral Shares	$11.66

• See Note A in Notes to Financial Statements.
1 Securities with a value of $439,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $52,583,000, representing 1.5% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2016.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	127,180
Total Income	127,180
Expenses
The Vanguard Group—Note B
Investment Advisory Services	390
Management and Administrative—Investor Shares	717
Management and Administrative—Admiral Shares	2,144
Marketing and Distribution—Investor Shares	109
Marketing and Distribution—Admiral Shares	256
Custodian Fees	42
Auditing Fees	36
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	2
Total Expenses	3,736
Net Investment Income	123,444
Realized Net Gain (Loss)
Investment Securities Sold	16,142
Futures Contracts	(495)
Realized Net Gain (Loss)	15,647
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(166,855)
Futures Contracts	46
Change in Unrealized Appreciation (Depreciation)	(166,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,718)

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,444	115,313
Realized Net Gain (Loss)	15,647	23,312
Change in Unrealized Appreciation (Depreciation)	(166,809)	(9,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,718)	129,581
Distributions
Net Investment Income
Investor Shares	(15,747)	(14,513)
Admiral Shares	(107,648)	(100,743)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(123,395)	(115,256)
Capital Share Transactions
Investor Shares	49,589	26,333
Admiral Shares	285,502	221,898
Net Increase (Decrease) from Capital Share Transactions	335,091	248,231
Total Increase (Decrease)	183,978	262,556
Net Assets
Beginning of Period	3,333,502	3,070,946
End of Period[1]	3,517,480	3,333,502

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,000 and $11,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.12	$12.07	$11.31	$12.24	$11.24
Investment Operations
Net Investment Income	.410	.428	.442	.450	.459
Net Realized and Unrealized Gain (Loss)
on Investments	(.460)	.050	.760	(.930)	1.000
Total from Investment Operations	(.050)	.478	1.202	(.480)	1.459
Distributions
Dividends from Net Investment Income	(.410)	(.428)	(.442)	(.450)	(.459)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 410)	(. 428)	(. 442)	(. 450)	(. 459)
Net Asset Value, End of Period	$11.66	$12.12	$12.07	$11.31	$12.24

Total Return[1]	-0.55%	4.03%	10.79%	-3.96%	13.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$455	$425	$397	$390	$487
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.31%	3.55%	3.75%	3.86%	3.89%
Portfolio Turnover Rate	18%	17%	14%	14%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.12	$12.07	$11.31	$12.24	$11.24
Investment Operations
Net Investment Income	.423	.438	.451	.459	.468
Net Realized and Unrealized Gain (Loss)
on Investments	(.460)	.050	.760	(.930)	1.000
Total from Investment Operations	(.037)	.488	1.211	(.471)	1.468
Distributions
Dividends from Net Investment Income	(.423)	(.438)	(.451)	(.459)	(.468)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 423)	(. 438)	(. 451)	(. 459)	(. 468)
Net Asset Value, End of Period	$11.66	$12.12	$12.07	$11.31	$12.24

Total Return[1]	-0.45%	4.12%	10.87%	-3.88%	13.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,062	$2,909	$2,674	$2,314	$2,589
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.41%	3.63%	3.83%	3.94%	3.97%
Portfolio Turnover Rate	18%	17%	14%	14%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2016, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $291,000, representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

California Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,476,961	—
Futures Contracts—Assets[1]	176	—	—
Futures Contracts—Liabilities[1]	(114)	—	—
Total	62	3,476,961	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	March 2017	(94)	(15,172)	39

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, the fund used capital loss carryforwards of $14,236,000 to offset taxable capital gains realized during the year ended November 30, 2016. At November 30, 2016, the fund had available capital losses totaling $41,162,000 to offset future net capital gains of $11,654,000 through November 30, 2017, $12,571,000 through November 30, 2018, and $16,937,000 through November 30, 2019.

At November 30, 2016, the cost of investment securities for tax purposes was $3,414,661,000. Net unrealized appreciation of investment securities for tax purposes was $62,300,000, consisting of unrealized gains of $132,737,000 on securities that had risen in value since their purchase and $70,437,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2016, the fund purchased $993,241,000 of investment securities and sold $614,476,000 of investment securities, other than temporary cash investments.

California Long-Term Tax-Exempt Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2016, such purchases and sales were $434,505,000 and $369,705,000, respectively; these amounts are included in purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	164,555	13,277	104,834	8,697
Issued in Lieu of Cash Distributions	13,625	1,103	12,399	1,027
Redeemed	(128,591)	(10,407)	(90,900)	(7,546)
Net Increase (Decrease)—Investor Shares	49,589	3,973	26,333	2,178
Admiral Shares
Issued	761,935	61,587	456,285	37,855
Issued in Lieu of Cash Distributions	70,089	5,674	64,275	5,322
Redeemed	(546,522)	(44,606)	(298,662)	(24,790)
Net Increase (Decrease)—Admiral Shares	285,502	22,655	221,898	18,387

H. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard California Tax-Free Funds and the Shareholders of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 12, 2017

Special 2016 tax information (unaudited) for Vanguard California Tax-Exempt Funds

This information for the fiscal year ended November 30, 2016, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2016	11/30/2016	Period
Based on Actual Fund Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,002.05	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$963.71	$0.88
Admiral Shares	1,000.00	964.29	0.29
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$953.46	$0.88
Admiral Shares	1,000.00	954.03	0.29
Based on Hypothetical 5% Yearly Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,024.20	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.10	$0.91
Admiral Shares	1,000.00	1,024.70	0.30
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.10	$0.91
Admiral Shares	1,000.00	1,024.70	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief  Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup
(2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q750 012017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2016: $102,000
Fiscal Year Ended November 30, 2015: $97,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2016: $9,629,849
Fiscal Year Ended November 30, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2016: $2,717,627
Fiscal Year Ended November 30, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2016: $254,050
Fiscal Year Ended November 30, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended November 30, 2016: $214,225
Fiscal Year Ended November 30, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2016: $468,275
Fiscal Year Ended November 30, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-
audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548,
Incorporated by Reference.